      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2000

                                                             FILE NO. 2-77048
                                                             FILE NO. 811-3451
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 42      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 41               /X/

                            ------------------------

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)


                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734


                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    COPY TO:

                           Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103
                            ------------------------

      Title of Securities Being Registered    Units of Beneficial Interest
                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


    / /  immediately upon filing pursuant to paragraph (b) of Rule
         485
    /X/  on May 30, 2000 pursuant to Paragraph (b) of Rule 485
    / /  60 days after filing pursuant to Paragraph (a) of Rule 485
    / /  on [date] pursuant to Paragraph (a) of Rule 485
    If appropriate, check the following box:
    / /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              Daily
              Income
              Trust
                                 CLASS A SHARES

                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:



     MONEY MARKET FUND....................................................2

     PRIME OBLIGATION FUND................................................4
     GOVERNMENT FUND......................................................6
     GOVERNMENT II FUND...................................................8
     TREASURY FUND.......................................................10
     TREASURY II FUND....................................................12
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................14

     MORE INFORMATION ABOUT RISK.........................................14


     INVESTMENT ADVISER..................................................14


     PURCHASING AND SELLING FUND SHARES..................................15


     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................17


     FINANCIAL HIGHLIGHTS................................................18

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME
     TRUST.......................................................Back Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.26%
1991  6.02%
1992  3.71%
1993  3.00%
1994  4.30%
1995  6.01%
1996  5.45%
1997  5.63%
1998  5.55%
1999  5.14%


BEST QUARTER     WORST QUARTER
2.03%            0.72%
(06/30/1990)     (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.42%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
 SHARES                         5.14%    5.56%     5.30%      6.44%*
--------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 15, 1983.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.64%
                                                      ----------
Total Annual Fund Operating Expenses                       0.66%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    MONEY MARKET FUND -- CLASS A SHARES             0.18%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class A
 Shares                          $67     $211     $368      $822

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.39%
1991  6.25%
1992  3.84%
1993  3.11%
1994  4.22%
1995  5.99%
1996  5.40%
1997  5.57%
1998  5.53%
1999  5.18%


BEST QUARTER     WORST QUARTER
2.06%            0.75%
(06/30/1990)     (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.45%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS
 A SHARES                       5.18%    5.53%     5.34%      5.89%*
--------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.47%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.49%
  Fee Waivers and Expense Reimbursements                   0.29%
                                                      ----------
NET EXPENSES                                               0.20%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.20%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
 A Shares                        $20      $64     $113      $255

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.35%
1997  5.49%
1998  5.45%
1999  5.06%


BEST QUARTER     WORST QUARTER
1.38%            1.17%
(12/31/1997)     (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.41%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND -- CLASS A SHARES         5.06%     5.37%*
-----------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS OCTOBER 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.53%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.55%
  Fee Waivers and Expense Reimbursements                   0.30%
                                                      ----------
NET EXPENSES                                               0.25%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.25%.

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    GOVERNMENT FUND -- CLASS A SHARES               0.20%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class A
 Shares                          $26      $80     $141      $318

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.10%
1991  5.96%
1992  3.69%
1993  3.02%
1994  4.16%
1995  5.87%
1996  5.30%
1997  5.44%
1998  5.38%
1999  5.00%


BEST QUARTER     WORST QUARTER
2.01%            0.73%
(06/30/1990)     (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.38%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
GOVERNMENT II FUND -- CLASS A
 SHARES                         5.00%    5.40%     5.18%      5.82%*
--------------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 9, 1985.



Please call 1-800-DIAL-SEI to obtain the Fund's current yield.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.47%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.49%
  Fee Waivers and Expense Reimbursements                 0.29%
                                                        ------
NET EXPENSES                                             0.20%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.20%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class A
 Shares                          $20      $64     $113      $255

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.99%
1994  4.07%
1995  5.90%
1996  5.33%
1997  5.46%
1998  5.35%
1999  4.88%


BEST QUARTER     WORST QUARTER
1.48%            0.73%
(06/30/1995)     (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.36%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY FUND -- CLASS A SHARES      4.88%    5.39%      4.78%*
---------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS SEPTEMBER 30, 1992.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.54%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.56%
  Fee Waivers and Expense Reimbursements                   0.36%
                                                      ----------
NET EXPENSES                                               0.20%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.20%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class A
 Shares                          $20      $64     $113      $255

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.84%
1991  5.71%
1992  3.56%
1993  2.89%
1994  3.94%
1995  5.62%
1996  5.09%
1997  5.17%
1998  4.93%
1999  4.54%


BEST QUARTER     WORST QUARTER
1.96%            0.70%
(06/30/1990)     (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.30%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------
TREASURY II FUND -- CLASS A
 SHARES                         4.54%    5.07%     4.92%           5.04%*
--------------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS JULY 28, 1989.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.52%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.54%
  Fee Waivers and Expense Reimbursements                   0.29%
                                                      ----------
NET EXPENSES                                               0.25%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.25%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class A
 Shares                          $26      $80     $141      $318

14 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK



The Funds are also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m., Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m., Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account

                                                                   PROSPECTUS 17

                                              PURCHASING AND SELLING FUND SHARES

with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.


For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. The Distributor has no current intention to discontinue this voluntary waiver.

18 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly.The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                     NET
                                                   REALIZED
                                                     AND
                                                  UNREALIZED                 DISTRIBUTIONS
                           NET ASSET                GAINS     DISTRIBUTIONS      FROM
                             VALUE       NET       (LOSSES)     FROM NET       REALIZED     NET ASSET           NET ASSETS
                           BEGINNING  INVESTMENT      ON       INVESTMENT       CAPITAL     VALUE END  TOTAL      END OF
                           OF PERIOD    INCOME    SECURITIES     INCOME          GAINS      OF PERIOD  RETURN  PERIOD (000)
                           ---------  ----------  ----------  -------------  -------------  ---------  ------  ------------
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    $1.00      $0.05        $  --       $(0.05)         $  --        $1.00    5.19%    $  264,423
    1999.................     1.00       0.05           --        (0.05)            --         1.00     5.50     1,212,244
    1998.................     1.00       0.06           --        (0.06)            --         1.00     5.65       721,035
    1997.................     1.00       0.05           --        (0.05)            --         1.00     5.44       369,052
    1996.................     1.00       0.06           --        (0.06)            --         1.00     5.98        95,891
---------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    $1.00      $0.05        $  --       $(0.05)         $  --        $1.00    5.25%    $5,486,642
    1999.................     1.00       0.05           --        (0.05)            --         1.00     5.48     4,482,676
    1998.................     1.00       0.05           --        (0.05)            --         1.00     5.59     3,247,562
    1997.................     1.00       0.05           --        (0.05)            --         1.00     5.38     2,626,360
    1996.................     1.00       0.06           --        (0.06)            --         1.00     5.96     2,441,662
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    $1.00      $0.05        $  --       $(0.05)         $  --        $1.00    5.12%    $  206,481
    1999.................     1.00       0.05           --        (0.05)            --         1.00     5.39       204,988
    1998.................     1.00       0.05           --        (0.05)            --         1.00     5.52       142,929
    1997.................     1.00       0.05           --        (0.05)            --         1.00     5.33       116,373
    1996(1)..............     1.00       0.01           --        (0.01)            --         1.00    1.48+        48,762
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    $1.00      $0.05        $  --       $(0.05)         $  --        $1.00    5.05%    $  793,640
    1999.................     1.00       0.05           --        (0.05)            --         1.00     5.33       943,396
    1998.................     1.00       0.05           --        (0.05)            --         1.00     5.45       863,427
    1997.................     1.00       0.05           --        (0.05)            --         1.00     5.29       762,015
    1996.................     1.00       0.06           --        (0.06)            --         1.00     5.83       810,365
---------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    $1.00      $0.05        $  --       $(0.05)         $  --        $1.00    4.93%    $  196,282
    1999.................     1.00       0.05           --        (0.05)            --         1.00     5.28       269,680
    1998.................     1.00       0.05           --        (0.05)            --         1.00     5.49       187,790
    1997.................     1.00       0.05           --        (0.05)            --         1.00     5.32        67,924
    1996.................     1.00       0.06           --        (0.06)            --         1.00     5.89        54,820
---------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    $1.00      $0.05        $  --       $(0.05)         $  --        $1.00    4.60%    $  379,179
    1999.................     1.00       0.05           --        (0.05)            --         1.00     4.86       451,738
    1998.................     1.00       0.05           --        (0.05)            --         1.00     5.20       748,061
    1997.................     1.00       0.05           --        (0.05)            --         1.00     5.07       780,718
    1996.................     1.00       0.05           --        (0.05)            --         1.00     5.58       418,250


                                                                  RATIO OF
                                        RATIO OF    RATIO OF   NET INVESTMENT
                                          NET       EXPENSES       INCOME
                            RATIO OF   INVESTMENT  TO AVERAGE    TO AVERAGE
                            EXPENSES     INCOME    NET ASSETS    NET ASSETS
                           TO AVERAGE  TO AVERAGE  (EXCLUDING    (EXCLUDING
                           NET ASSETS  NET ASSETS   WAIVERS)      WAIVERS)
                           ----------  ----------  ----------  --------------

MONEY MARKET FUND
------------------------------------------------------------------------------
  CLASS A
    2000.................    0.18%       4.97%       0.65%         4.50%
    1999.................     0.18        5.32        0.64          4.86
    1998.................     0.18        5.51        0.66          5.03
    1997.................     0.16        5.33        0.63          4.86
    1996.................     0.20        5.88        0.45          5.63
----------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    0.20%       5.16%       0.49%         4.87%
    1999.................     0.20        5.32        0.50          5.02
    1998.................     0.20        5.46        0.51          5.15
    1997.................     0.20        5.26        0.45          5.01
    1996.................     0.20        5.82        0.29          5.73
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    0.20%       5.00%       0.55%         4.65%
    1999.................     0.20        5.22        0.55          4.87
    1998.................     0.20        5.40        0.56          5.04
    1997.................     0.20        5.22        0.55          4.87
    1996(1)..............     0.20        5.55        0.33          5.42
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    0.20%       4.93%       0.49%         4.64%
    1999.................     0.20        5.20        0.50          4.90
    1998.................     0.20        5.32        0.51          5.01
    1997.................     0.20        5.17        0.45          4.92
    1996.................     0.20        5.69        0.29          5.60
---------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    0.20%       4.77%       0.56%         4.41%
    1999.................     0.20        5.14        0.57          4.77
    1998.................     0.20        5.36        0.59          4.97
    1997.................     0.20        5.19        0.60          4.79
    1996.................     0.20        5.72        0.36          5.56
---------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
---------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000.................    0.25%       4.49%       0.54%         4.20%
    1999.................     0.25        4.81        0.55          4.51
    1998.................     0.25        5.08        0.56          4.77
    1997.................     0.25        4.96        0.52          4.69
    1996.................     0.25        5.44        0.34          5.35


+ Returns are for the period indicated and have not been annualized.
1 Government Class A shares were re-offered beginning October 27, 1995. All ratios for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: CALL 1-800-DIAL-SEI


BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456



BY INTERNET: http://www.seic.com



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                                 CLASS C SHARES

                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     MONEY MARKET FUND....................................................2
     PRIME OBLIGATION FUND................................................4
     GOVERNMENT FUND......................................................6
     GOVERNMENT II FUND...................................................8
     TREASURY FUND.......................................................10
     TREASURY II FUND....................................................12

     MORE INFORMATION ABOUT FUND INVESTMENTS.............................14


     MORE INFORMATION ABOUT RISK.........................................14


     INVESTMENT ADVISER..................................................14


     PURCHASING AND SELLING FUND SHARES..................................15


     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................17


     FINANCIAL HIGHLIGHTS................................................18


     HOW TO OBTAIN MORE INFORMATION ABOUT THE SEI DAILY INCOME TRUST...Back
     Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.92%
1997  5.11%
1998  5.03%
1999  4.61%


BEST QUARTER                                        WORST QUARTER
1.28%                                               1.07%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.30%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND -- CLASS C SHARES       4.61%           4.99%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 17, 1995. Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.89%
                                                      ----------
Total Annual Fund Operating Expenses                       0.91%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    MONEY MARKET FUND -- CLASS C SHARES             0.68%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class C
 Shares                          $93     $290     $504     $1,120

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%


BEST QUARTER                                        WORST QUARTER
1.27%                                               1.07%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.32%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS C SHARES   4.66%           4.89%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS APRIL 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.72%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.74%
    Fee Waivers and Expense Reimbursements               0.04%
                                                        ------
NET EXPENSES                                             0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
 C Shares                        $72     $224     $390      $871

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares for two years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  4.92%
1999  4.54%


BEST QUARTER                                        WORST QUARTER
1.25%                                               1.04%
(09/30/1998)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.29%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND --
 CLASS C SHARES                           4.54%           4.79%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 1, 1997. Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.78%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.80%
    Fee Waivers and Expense Reimbursements               0.05%
                                                        ------
NET EXPENSES                                             0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.75%.


THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    GOVERNMENT FUND -- CLASS C SHARES               0.70%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class C
 Shares                          $77     $240     $417      $930

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  4.91%
1998  4.85%
1999  4.48%


BEST QUARTER                                        WORST QUARTER
1.23%                                               1.04%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.26%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT II FUND -- CLASS C SHARES      4.48%           4.75%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS NOVEMBER 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.72%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.74%
    Fee Waivers and Expense Reimbursements               0.04%
                                                        ------
NET EXPENSES                                             0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class C
 Shares                          $72     $224     $390      $871

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.81%
1997  4.94%
1998  4.83%
1999  4.36%


BEST QUARTER                                        WORST QUARTER
1.25%                                               1.02%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.24%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
TREASURY FUND --
 CLASS C SHARES                           4.36%           4.80%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.79%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.81%
    Fee Waivers and Expense Reimbursements               0.11%
                                                        ------
NET EXPENSES                                             0.70%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class C
 Shares                          $72     $224     $390      $871

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.57%
1997  4.65%
1998  4.41%
1999  4.02%


BEST QUARTER                                        WORST QUARTER
1.16%                                               0.94%
(09/30/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.17%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.


                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
TREASURY II FUND --
 CLASS C SHARES                           4.02%           4.51%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.77%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.79%
    Fee Waivers and Expense Reimbursements               0.04%
                                                        ------
NET EXPENSES                                             0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.75%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class C
 Shares                          $77     $240     $417      $930

14 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.


MORE INFORMATION ABOUT RISK



The Funds are also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal period ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund's NAV is calculated once each Business Day at 4:30 p.m. Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m. Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m. Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund Share is the value of that share's portion of all of the net assets in the Fund.


The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account

                                                                   PROSPECTUS 17

                                              PURCHASING AND SELLING FUND SHARES

with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.


For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

18 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class C Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     NET
                                                   REALIZED
                                                     AND
                                                  UNREALIZED                 DISTRIBUTIONS   NET
                           NET ASSET                GAINS     DISTRIBUTIONS      FROM       ASSET
                             VALUE       NET       (LOSSES)     FROM NET       REALIZED     VALUE            NET ASSETS
                           BEGINNING  INVESTMENT      ON       INVESTMENT       CAPITAL     END OF  TOTAL      END OF
                           OF PERIOD    INCOME    SECURITIES     INCOME          GAINS      PERIOD  RETURN  PERIOD (000)
                           ---------  ----------  ----------  -------------  -------------  ------  ------  ------------
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................    $1.00      $0.05        $ --        $(0.05)         $ --       $1.00   4.66%     $179,565
    1999.................     1.00       0.05          --         (0.05)           --        1.00   4.97       132,831
    1998.................     1.00       0.05          --         (0.05)           --        1.00   5.12        86,922
    1997.................     1.00       0.05          --         (0.05)           --        1.00   4.92        30,528
    1996(1)..............     1.00       0.04          --         (0.04)           --        1.00   3.79+        2,460
------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................    $1.00      $0.05        $ --        $(0.05)         $ --       $1.00   4.72%     $501,789
    1999.................     1.00       0.05          --         (0.05)           --        1.00   4.96       351,881
    1998.................     1.00       0.05          --         (0.05)           --        1.00   5.06       207,908
    1997(2)..............     1.00       0.04          --         (0.04)           --        1.00   4.85         4,332
    1995(3)..............     1.00       0.03          --         (0.03)           --        1.00   2.55+           --
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................    $1.00      $0.05        $ --        $(0.05)         $ --       $1.00   4.60%     $ 60,328
    1999.................     1.00       0.05          --         (0.05)           --        1.00   4.87        39,881
    1998(4)..............     1.00       0.03          --         (0.03)           --        1.00   5.01        25,341
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................    $1.00      $0.04        $ --        $(0.04)         $ --       $1.00   4.53%     $ 44,019
    1999.................     1.00       0.05          --         (0.05)           --        1.00   4.81        50,712
    1998.................     1.00       0.05          --         (0.05)           --        1.00   4.93        35,272
    1997(5)..............     1.00       0.01          --         (0.01)           --        1.00   4.71         6,359
------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................    $1.00      $0.04        $ --        $(0.04)         $ --       $1.00   4.41%     $115,471
    1999.................     1.00       0.05          --         (0.05)           --        1.00   4.76       103,643
    1998.................     1.00       0.05          --         (0.05)           --        1.00   4.96        53,768
    1997.................     1.00       0.05          --         (0.05)           --        1.00   4.80        24,904
    1996(6)..............     1.00       0.03          --         (0.03)           --        1.00   2.68+       14,691
------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................    $1.00      $0.04        $ --        $(0.04)         $ --       $1.00   4.08%     $ 34,405
    1999.................     1.00       0.04          --         (0.04)           --        1.00   4.34        19,361
    1998.................     1.00       0.05          --         (0.05)           --        1.00   4.67        11,843
    1997.................     1.00       0.04          --         (0.04)           --        1.00   4.55         4,528
    1996(7)..............     1.00       0.04          --         (0.04)           --        1.00   3.64+        3,935

                                                    RATIO OF    RATIO OF
                                                    EXPENSES      NET
                                        RATIO OF       TO      INVESTMENT
                                          NET       AVERAGE    INCOME TO
                            RATIO OF   INVESTMENT     NET       AVERAGE
                            EXPENSES   INCOME TO     ASSETS    NET ASSETS
                           TO AVERAGE   AVERAGE    (EXCLUDING  (EXCLUDING
                           NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                           ----------  ----------  ----------  ----------

MONEY MARKET FUND
--------------------------------------------------------------------------
  CLASS C
    2000.................     0.68%       4.61%       0.91%       4.38%
    1999.................     0.68        4.84        0.89        4.63
    1998.................     0.68        5.02        0.92        4.78
    1997.................     0.66        4.84        0.92        4.58
    1996(1)..............     0.70        5.17        0.96        4.91
--------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------
  CLASS C
    2000.................     0.70%       4.68%       0.74%       4.64%
    1999.................     0.70        4.82        0.75        4.77
    1998.................     0.70        5.02        0.76        4.96
    1997(2)..............     0.70        4.79        0.74        4.75
    1995(3)..............     0.70        2.79        0.77        2.72
--------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................     0.70%       4.53%       0.80%       4.43%
    1999.................     0.70        4.70        0.80        4.60
    1998(4)..............     0.70        4.94        0.81        4.83
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................     0.70%       4.40%       0.74%       4.36%
    1999.................     0.70        4.70        0.75        4.65
    1998.................     0.70        4.82        0.76        4.76
    1997(5)..............     0.70        4.69        0.75        4.64
------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................     0.70%       4.34%       0.81%       4.23%
    1999.................     0.70        4.62        0.82        4.50
    1998.................     0.70        4.86        0.84        4.72
    1997.................     0.70        4.70        0.90        4.50
    1996(6)..............     0.70        5.12        0.87        4.95
------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000.................     0.75%       4.06%       0.79%       4.02%
    1999.................     0.75        4.21        0.80        4.16
    1998.................     0.75        4.58        0.81        4.52
    1997.................     0.75        4.45        0.82        4.38
    1996(7)..............     0.75        4.85        0.84        4.76


 + Returns are for the period indicated and have not been annualized.


 (1) Money Market Class C shares were offered beginning May 17, 1995. All ratios for that period have been annualized.


 (2) Prime Obligation Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.


 (3) Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.


 (4) Government Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.


 (5) Government II Class C shares were offered beginning November 27, 1996. All ratios and total return for that period have been annualized.


 (6) Treasury Class C shares were offered beginning July 27, 1995. All ratios for that period have been annualized.


 (7) Treasury II Class C shares were offered beginning May 8, 1995. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: HTTP://WWW.SEIC.COM


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                               SWEEP CLASS SHARES

                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.



           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------



SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


     MONEY MARKET FUND....................................................2
     PRIME OBLIGATION FUND................................................4
     GOVERNMENT FUND......................................................6
     GOVERNMENT II FUND...................................................8
     TREASURY FUND.......................................................10
     TREASURY II FUND....................................................12

     MORE INFORMATION ABOUT FUND INVESTMENTS.............................14


     MORE INFORMATION ABOUT RISK.........................................14


     INVESTMENT ADVISER..................................................14

     PURCHASING AND SELLING FUND SHARES..................................15
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................17
     FINANCIAL HIGHLIGHTS................................................18
     HOW TO OBTAIN MORE INFORMATION
     ABOUT SEI DAILY INCOME TRUST................................Back Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS



Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Sweep Class Shares for one year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.35%


BEST QUARTER                                        WORST QUARTER
1.17%                                               1.01%
(12/31/1999)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.24%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND -- SWEEP CLASS SHARES   4.35%           4.45%*
-----------------------------------------------------------------



* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JULY 15, 1998.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                  0.50%
Other Expenses                                             0.64%
                                                          ------
Total Annual Fund Operating Expenses                       1.16%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


    MONEY MARKET FUND -- SWEEP CLASS SHARES         0.93%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Sweep
 Class Shares                    $118    $368     $638     $1,409

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.40%


BEST QUARTER                                        WORST QUARTER
1.20%                                               1.01%
(12/31/1999)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.26%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
PRIME OBLIGATION FUND -- SWEEP CLASS
 SHARES                                   4.40%           4.50%*
-----------------------------------------------------------------



* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS MAY 18, 1998.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.47%
                                                       ------------
Total Annual Fund Operating Expenses                          0.99%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


    PRIME OBLIGATION FUND -- SWEEP CLASS SHARES     0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Sweep
 Class Shares                    $101    $315     $547     $1,213

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.28%


BEST QUARTER                                        WORST QUARTER
1.16%                                               0.98%
(12/31/1999)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.22%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND -- SWEEP CLASS SHARES     4.28%           4.38%*
-----------------------------------------------------------------



* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JUNE 4, 1998.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.53%
                                                       ------------
Total Annual Fund Operating Expenses                          1.05%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


    GOVERNMENT FUND -- SWEEP CLASS SHARES           0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Sweep Class
 Shares                          $107    $334     $579     $1,283

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Government II Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

As of January 31, 2000, there were no Sweep Class Shares of the Government II Fund outstanding.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.10%
1991  5.96%
1992  3.69%
1993  3.02%
1994  4.16%
1995  5.87%
1996  5.30%
1997  5.44%
1998  5.38%
1999  5.00%


BEST QUARTER                                        WORST QUARTER
2.01%                                               0.73%
(06/30/1990)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.38%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1999.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
GOVERNMENT II FUND -- CLASS A
 SHARES                         5.00%    5.40%     5.18%      5.82%*
--------------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 9, 1985. AS OF JANUARY 31, 2000, THERE WERE NO SWEEP CLASS SHARES OF THE FUND OUTSTANDING.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.47%*
                                                      -------------
Total Annual Fund Operating Expenses                          0.99%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY WAIVE A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


    GOVERNMENT II FUND -- SWEEP CLASS SHARES         0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Sweep
 Class Shares                    $101    $315     $547     $1,213

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Sweep Class Shares for two years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  4.57%
1999  4.10%


BEST QUARTER                                        WORST QUARTER
1.17%                                               0.96%
(09/30/1998)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.17%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
TREASURY FUND -- SWEEP CLASS SHARES       4.10%           4.42%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS AUGUST 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.54%
                                                       ------------
Total Annual Fund Operating Expenses                          1.06%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


    TREASURY FUND -- SWEEP CLASS SHARES             0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Sweep Class
 Shares                          $108    $337     $585     $1,294

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION


As of January 31, 2000, there were no Sweep Class Shares of the Treasury II Fund outstanding.


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.84%
1991  5.71%
1992  3.56%
1993  2.89%
1994  3.94%
1995  5.62%
1996  5.09%
1997  5.17%
1998  4.93%
1999  4.54%


BEST QUARTER                                        WORST QUARTER
1.96%                                               0.70%
(06/30/1990)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.30%.



This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1999.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
TREASURY II FUND -- CLASS A
 SHARES                         4.54%    5.07%     4.92%      5.04%*
--------------------------------------------------------------------



* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS JULY 28, 1989. AS OF JANUARY 31, 2000, THERE WERE NO SWEEP CLASS SHARES OF THE FUND OUTSTANDING.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.52%*
                                                      -------------
Total Annual Fund Operating Expenses                          1.04%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY WAIVE A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


    TREASURY II FUND -- SWEEP CLASS SHARES          1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Sweep
 Class Shares                    $106    $331     $574     $1,271

14 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK



The Funds are also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser for the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m., Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m., Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.


HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.


The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of daily net assets, may be up to 0.50%.


For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                   PROSPECTUS 17

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     NET
                                                                   REALIZED
                                                                     AND                                      NET
                                                                  UNREALIZED                 DISTRIBUTIONS   ASSET
                                          NET ASSET                 GAINS     DISTRIBUTIONS      FROM        VALUE
                                            VALUE        NET       (LOSSES)     FROM NET       REALIZED       END
                                          BEGINNING   INVESTMENT      ON       INVESTMENT       CAPITAL        OF
                                          OF PERIOD     INCOME    SECURITIES     INCOME          GAINS       PERIOD
                                          ----------  ----------  ----------  -------------  -------------  --------
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $  --        $(0.04)         $  --       $ 1.00
    1999(1).............................     1.00        0.02          --         (0.02)            --         1.00
--------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $  --        $(0.04)         $  --       $ 1.00
    1999(2).............................     1.00        0.03          --         (0.03)            --         1.00
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $  --        $(0.04)         $  --       $ 1.00
    1999(3).............................     1.00        0.03          --         (0.03)            --         1.00
--------------------------------------------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $  --        $(0.04)         $  --       $ 1.00
    1999................................     1.00        0.04          --         (0.04)            --         1.00
    1998(4).............................     1.00        0.02          --         (0.02)            --         1.00

                                                                                                            RATIO OF
                                                                                                              NET
                                                                              RATIO OF      RATIO OF       INVESTMENT
                                                                                NET         EXPENSES         INCOME
                                                                  RATIO OF   INVESTMENT    TO AVERAGE      TO AVERAGE
                                                    NET ASSETS    EXPENSES     INCOME      NET ASSETS      NET ASSETS
                                           TOTAL      END OF     TO AVERAGE  TO AVERAGE    (EXCLUDING      (EXCLUDING
                                          RETURN   PERIOD (000)  NET ASSETS  NET ASSETS     WAIVERS)        WAIVERS)
                                          -------  ------------  ----------  ----------  --------------  --------------

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................   4.40%     $26,342       0.93%       4.44%         1.16%           4.21%
    1999(1).............................   4.56        6,669       0.93        4.36          1.14            4.15
--------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................   4.46%     $14,423       0.95%       4.49%         0.99%           4.45%
    1999(2).............................   4.61        5,645       0.95        4.35          1.00            4.30
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................   4.34%     $22,547       0.95%       4.42%         1.05%           4.32%
    1999(3).............................   4.49        3,248       0.95        4.37          1.05            4.27
--------------------------------------------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................   4.15%     $82,785       0.95%       4.08%         1.06%           3.97%
    1999................................   4.50       72,368       0.95        4.40          1.07            4.28
    1998(4).............................   4.74       69,066       0.95        4.71          1.08            4.58



 (1) Money Market Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.


 (2) Prime Obligation Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.


 (3) Government Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.


 (4) Treasury Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: HTTP://WWW.SEIC.COM


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                          CORPORATE DAILY INCOME FUND
                     TREASURY SECURITIES DAILY INCOME FUND
                         SHORT-DURATION GOVERNMENT FUND
                     INTERMEDIATE-DURATION GOVERNMENT FUND
                                   GNMA FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------



SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Intermediate-Duration Government and GNMA Funds and the Class A, Class B and Class C Shares of the Corporate Daily Income, Treasury Securities Daily Income and Short-Duration Government Funds that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:



     CORPORATE DAILY INCOME FUND...............................................2

     TREASURY SECURITIES DAILY INCOME FUND.....................................4
     SHORT-DURATION GOVERNMENT FUND............................................6
     INTERMEDIATE-DURATION GOVERNMENT FUND.....................................8
     GNMA FUND................................................................10

     MORE INFORMATION ABOUT FUND INVESTMENTS..................................12

     MORE INFORMATION ABOUT RISK..............................................12

     INVESTMENT ADVISER AND PORTFOLIO MANAGERS................................13

     PURCHASING AND SELLING FUND SHARES.......................................14
     DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................16
     FINANCIAL HIGHLIGHTS.....................................................17

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST......Back Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in a Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.



The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Funds own and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund's holdings are diversified.

2 PROSPECTUS

CORPORATE DAILY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Providing a higher current income than that
                                                    typically offered by a money market fund while
                                                    maintaining liquidity
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income obligations, the Fund invests in
                                                    investment grade fixed income securities of U.S.
                                                    issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Corporate Daily Income Fund invests substantially all (at least 80%) of its assets in investment grade obligations of U.S. issuers, including:
(i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances and bank notes of U.S. commercial banks or savings and loans institutions that meet certain asset requirements;
(iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government;
(iv) mortgage-backed securities; and (v) asset-backed securities. The Fund may also enter into repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interests rates, relative valuations and yield spreads among various sectors, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.



The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                    PROSPECTUS 3

                                                     CORPORATE DAILY INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.* As of January 31, 2000, Class B and Class C Shares of the Fund had not yet commenced operations.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994  2.89%
1995  8.68%
1996  5.22%
1997  5.74%
1998  6.18%
1999  4.25%


BEST QUARTER                                        WORST QUARTER
2.56%                                               0.38%
(06/30/1995)                                        (03/31/1994)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 0.94%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1999, to those of the Merrill Lynch 1-Year U.S. Treasury Bill Index.


                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
CORPORATE DAILY INCOME FUND --
 CLASS A SHARES                      4.25%    6.00%      5.30%*
---------------------------------------------------------------
MERRILL LYNCH 1-YEAR U.S. TREASURY
 BILL INDEX+                         4.03%    5.85%      5.18%++
---------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS SEPTEMBER 28, 1993.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MERRILL LYNCH 1-YEAR U.S. TREASURY BILL INDEX IS A WIDELY-RECOGNIZED, MARKET WEIGHTED INDEX OF U.S. TREASURY BILLS WITH A MATURITY OF ONE YEAR.
++ THE INCEPTION DATE FOR THE INDEX IS SEPTEMBER 30, 1993.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                     0.10%           0.10%           0.10%
Distribution (12b-1) Fees                     None            None            None
Other Expenses                               0.64%           0.69%           0.89%
                                        ----------      ----------      ----------
Total Annual Fund Operating Expenses         0.74%*          0.79%*          0.99%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    CORPORATE DAILY INCOME FUND -- CLASS A SHARES   0.35%
    CORPORATE DAILY INCOME FUND -- CLASS B SHARES   0.65%
    CORPORATE DAILY INCOME FUND -- CLASS C SHARES   0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Corporate Daily Income
 Fund -- Class A Shares          $ 76    $237     $411     $  918
Corporate Daily Income
 Fund -- Class B Shares          $ 81    $252     $439     $  978
Corporate Daily Income
 Fund -- Class C Shares          $101    $315     $547     $1,213

4 PROSPECTUS

TREASURY SECURITIES DAILY INCOME FUND

FUND SUMMARY


INVESTMENT GOAL                                     Providing a higher current income than that
                                                    typically offered by a money market fund while
                                                    maintaining liquidity
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income securities, the Fund invests in
                                                    short-duration U.S. Treasury obligations
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Treasury Securities Daily Income Fund invests substantially all (at least 80%) of its assets in U.S. Treasury obligations. The Fund may also enter into repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years. The maximum remaining maturity of any single security will be five years.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


The Fund is also subject to the risk that short-duration U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                    PROSPECTUS 5

                                           TREASURY SECURITIES DAILY INCOME FUND

PERFORMANCE INFORMATION


As of January 31, 2000, the Treasury Securities Daily Income Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                     0.10%           0.10%           0.10%
Distribution (12b-1) Fees                     None            None            None
Other Expenses                               0.64%*          0.69%*          0.89%*
                                       -----------     -----------     -----------
Total Annual Fund Operating Expenses         0.74%**         0.79%**         0.99%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE FOLLOWS:


    TREASURY SECURITIES DAILY INCOME FUND --
     CLASS A SHARES                                 0.35%
    TREASURY SECURITIES DAILY INCOME FUND --
     CLASS B SHARES                                 0.65%
    TREASURY SECURITIES DAILY INCOME FUND --
     CLASS C SHARES                                 0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Securities Daily
 Income Fund -- Class A Shares   $ 76    $237     $411     $  918
Treasury Securities Daily
 Income Fund -- Class B Shares   $ 81    $252     $439     $  978
Treasury Securities Daily
 Income Fund -- Class C Shares   $101    $315     $547     $1,213

6 PROSPECTUS

SHORT-DURATION GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal value and maintaining
                                                    liquidity while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income securities, the Fund invests in
                                                    short-duration U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY


The Short-Duration Government Fund invests substantially all (at least 80%) of its assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, including mortgage-backed securities. The Fund may also enter into repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of up to three years.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies or instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.



The Fund is also subject to the risk that short-duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                    PROSPECTUS 7

                                                  SHORT-DURATION GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance of Class A, and Class B Shares will differ due to differences in expenses.* As of January 31, 2000, Class C Shares of the Fund had not yet commenced operations.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   9.09%
1991  11.20%
1992   5.35%
1993   4.81%
1994   0.32%
1995  10.83%
1996   4.63%
1997   6.94%
1998   7.08%
1999   2.71%


BEST QUARTER                                        WORST QUARTER
3.65%                                               -0.65%
(12/31/1991)                                        (03/31/1994)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.16%.



This table compares the Fund's average annual total returns for Class A and Class B Shares for the periods ended December 31, 1999, to those of the Merrill Lynch 1-3 Year U.S. Treasury Bond Index.


                                  1      5     10      SINCE
                                YEAR   YEARS  YEARS  INCEPTION
--------------------------------------------------------------
SHORT-DURATION GOVERNMENT
 FUND -- CLASS A SHARES         2.71%  6.40%  6.25%     6.40%*
--------------------------------------------------------------
SHORT-DURATION GOVERNMENT
 FUND -- CLASS B SHARES         2.39%  6.11%    N/A     5.71%**
--------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR U.S.
 TREASURY BOND INDEX+           3.06%  6.50%  6.59%     6.80%++
--------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS FEBRUARY 17, 1987.
** THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS NOVEMBER 5, 1990.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX IS A WIDELY-RECOGNIZED, MARKET WEIGHTED INDEX OF U.S. TREASURY BONDS WITH MATURITIES BETWEEN ONE AND THREE YEARS.
++ THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Investment Advisory Fees                     0.10%           0.10%           0.10%
Distribution (12b-1) Fees                     None            None            None
Other Expenses                               0.64%           0.69%           0.89%
                                        ----------      ----------      ----------
Total Annual Fund Operating Expenses         0.74%*          0.79%*          0.99%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    SHORT-DURATION GOVERNMENT FUND -- CLASS A
     SHARES                                         0.45%
    SHORT-DURATION GOVERNMENT FUND -- CLASS B
     SHARES                                         0.75%
    SHORT-DURATION GOVERNMENT FUND -- CLASS C
     SHARES                                         0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fundwith the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Short-Duration Government
 Fund -- Class A Shares          $ 76    $237     $411     $  918
Short-Duration Government
 Fund -- Class B Shares          $ 81    $252     $439     $  978
Short-Duration Government
 Fund -- Class C Shares          $101    $315     $547     $1,213

8 PROSPECTUS

INTERMEDIATE-DURATION GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal value and maintaining
                                                    liquidity while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    fixed income securities, the Fund invests in
                                                    intermediate-duration U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY


The Intermediate-Duration Government Fund invests substantially all (at least 80%) of its assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, including mortgage-backed securities. The Fund may also enter into repurchase agreements. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of two and a half to five years.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.



The Fund is also subject to the risk that intermediate-duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                    PROSPECTUS 9

                                           INTERMEDIATE-DURATION GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990   9.48%
1991  13.72%
1992   6.41%
1993   7.15%
1994  -2.74%
1995  15.72%
1996   3.04%
1997   8.18%
1998   8.47%
1999   0.02%


BEST QUARTER                                        WORST QUARTER
5.08%                                               -2.00%
(06/30/1995)                                        (03/31/1994)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.64%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1999, to those of the Merrill Lynch 3-5 Year U.S. Treasury Bond Index.


                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
INTERMEDIATE-DURATION
 GOVERNMENT FUND -- CLASS A
 SHARES                         0.02%    6.95%     6.81%      6.82%*
--------------------------------------------------------------------
MERRILL LYNCH 3-5 YEAR U.S.
 TREASURY BOND INDEX+           0.04%    7.23%     7.40%      7.40%++
--------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS FEBRUARY 17, 1987.
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX IS A WIDELY-RECOGNIZED, MARKET WEIGHTED INDEX OF U.S. TREASURY BONDS WITH MATURITIES BETWEEN THREE AND FIVE YEARS.
++ THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.10%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.63%
                                                      ----------
Total Annual Fund Operating Expenses                       0.73%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



    INTERMEDIATE-DURATION GOVERNMENT FUND --
     CLASS A SHARES                                 0.50%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Intermediate-Duration
 Government Fund -- Class A
 Shares                          $75     $233     $406      $906

10 PROSPECTUS

GNMA FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal value and maintaining
                                                    liquidity while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an adviser experienced in selecting
                                                    mortgage-backed securities, the Fund invests
                                                    principally in fixed income obligations issued by
                                                    the Government National Mortgage Association
                                                    ("GNMA")
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The GNMA Fund invests primarily (at least 65% of its assets) in mortgage-backed securities issued by GNMA. The Fund may also invest in U.S. Treasury securities and U.S. government securities obligations, and repurchase agreements collateralized by such obligations. In addition the Fund may invest in futures contracts and other similar instruments for risk management purposes.


Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interests rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. There is no restriction on the Fund's portfolio duration.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.



The Fund is also subject to the risk that GNMA securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   PROSPECTUS 11

                                                                       GNMA FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  10.44%
1991  15.84%
1992   7.31%
1993   6.62%
1994  -3.38%
1995  16.89%
1996   4.48%
1997   9.22%
1998   7.26%
1999   0.25%


BEST QUARTER                                        WORST QUARTER
5.70%                                               -3.73%
(09/30/1991)                                        (03/31/1994)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.96%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1999, to those of the Salomon Smith Barney 30-Year GNMA Index.



                                                             SINCE
                                1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
GNMA FUND -- CLASS A SHARES     0.25%    7.48%     7.33%      7.39%*
--------------------------------------------------------------------
SALOMON SMITH BARNEY 30-YEAR
 GNMA INDEX+                    2.01%    8.05%     7.93%      8.21%++
--------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS MARCH 20, 1987
+ AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE SALOMON SMITH BARNEY 30-YEAR GNMA INDEX IS A WIDELY-RECOGNIZED COMPONENT OF THE SALOMON SMITH BARNEY MORTGAGE INDEX CONSISTING OF THE POOL OF 30-YEAR MORTGAGES BACKED BY GNMA.
++ THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.61%
                                                        ------
Total Annual Fund Operating Expenses                     0.71%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    GNMA FUND -- CLASS A SHARES                     0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
GNMA Fund -- Class A Shares      $73     $227     $395      $883

12 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds will normally invest their assets in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of its assets in short-term obligations, cash or equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.

                                                                   PROSPECTUS 13

                                       INVESTMENT ADVISER AND PORTFOLIO MANAGERS

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment programs. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, the Funds paid Wellington Management the following advisory fees as a percentage of average daily net assets:



Corporate Daily Income Fund.......................    0.06%
Short-Duration Government Fund....................    0.08%
Intermediate-Duration Government Fund.............    0.10%
GNMA Fund.........................................    0.10%


PORTFOLIO MANAGERS

CORPORATE DAILY INCOME FUND


Timothy E. Smith became the portfolio manager of the Corporate Daily Income Fund in 1999. Mr. Smith has been an investment professional with Wellington Management since 1992.



SHORT-DURATION GOVERNMENT FUND
TREASURY SECURITIES DAILY INCOME FUND
INTERMEDIATE-DURATION GOVERNMENT FUND



John C. Keogh serves as portfolio manager of the Short-Duration Government Fund, and became portfolio manager of the Intermediate-Duration Government Fund in 1999. Mr. Keogh will also serve as portfolio manager for the Treasury Securities Daily Income Fund upon the commencement of its operations. Mr. Keogh has been an investment professional with Wellington Management since 1983.


GNMA FUND


Paul D. Kaplan serves as portfolio manager of the GNMA Fund. Mr. Kaplan has been an investment professional with Wellington Management since 1978. Michael C. Garrett assists in the management of the GNMA Fund. Mr. Garrett joined Wellington Management in 1999 from Credit Suisse First Boston where he was a mortgage securities trader from 1996 to 1999. Prior to that he was a mortgage portfolio manager with MetLife Investment Co.

14 PROSPECTUS

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A, Class B and Class C Shares of the Funds.


The classes have different expenses and other characteristics. The Funds offer Class A, Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of the next business day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV"), next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund's NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.



In calculating NAV, each Fund generally values its portfolio securities at market price. If market prices are unavailable or the Funds thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class A, Class B or Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY


Normally, the Funds will make payment on your sale on the following Business Day after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.


REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If your financial institution transacts with the Funds over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Shares.


For Class A, B, and C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

16 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 17

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares, Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                      NET
                                                                   REALIZED
                                                                      AND                     DISTRIBUTIONS    NET
                                          NET ASSET               UNREALIZED   DISTRIBUTIONS      FROM        ASSET
                                            VALUE        NET         GAINS       FROM NET       REALIZED      VALUE
                                          BEGINNING   INVESTMENT  (LOSSES) ON   INVESTMENT       CAPITAL      END OF    TOTAL
                                          OF PERIOD     INCOME    SECURITIES      INCOME          GAINS       PERIOD   RETURN
                                          ----------  ----------  -----------  -------------  -------------  --------  -------
------------------------------------------------------------------------------------------------------------------------------
CORPORATE DAILY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 2.00      $0.10       $(0.03)       $(0.10)        $   --       $ 1.97    3.77%
    1999................................      2.00       0.11           --         (0.11)            --         2.00    5.61
    1998................................      1.99       0.11         0.01         (0.11)            --         2.00    6.29
    1997................................      2.00       0.11        (0.01)        (0.11)            --         1.99    5.21
    1996................................      1.96       0.12         0.05         (0.12)         (0.01)        2.00    8.65
------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $10.16      $0.51       $(0.29)       $(0.51)        $   --       $ 9.87    2.22%
    1999................................     10.06       0.54         0.10         (0.54)            --        10.16    6.49
    1998................................      9.95       0.59         0.11         (0.59)            --        10.06    7.23
    1997................................     10.09       0.57        (0.12)        (0.59)            --         9.95    4.62
    1996................................      9.73       0.61         0.36         (0.61)            --        10.09   10.27
  CLASS B
    2000................................    $10.15      $0.48       $(0.29)       $(0.48)        $   --       $ 9.86    1.90%
    1999................................     10.04       0.51         0.11         (0.51)            --        10.15    6.28
    1998................................      9.94       0.56         0.10         (0.56)            --        10.04    6.82
    1997................................     10.07       0.55        (0.12)        (0.56)            --         9.94    4.40
    1996................................      9.71       0.58         0.36         (0.58)            --        10.07    9.94

                                                                                             RATIO OF
                                                                                               NET
                                                                     RATIO OF    RATIO OF   INVESTMENT
                                                         RATIO OF      NET       EXPENSES   INCOME TO
                                                         EXPENSES   INVESTMENT  TO AVERAGE   AVERAGE
                                           NET ASSETS   TO AVERAGE  INCOME TO   NET ASSETS  NET ASSETS  PORTFOLIO
                                             END OF        NET       AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER
                                          PERIOD (000)    ASSETS    NET ASSETS   WAIVERS)    WAIVERS)     RATE
                                          ------------  ----------  ----------  ----------  ----------  ---------

CORPORATE DAILY INCOME FUND
------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $114,118      0.35%       5.27%       0.74%       4.88%         71%
    1999................................      90,043      0.35        5.38        0.76        4.97          48
    1998................................      69,571      0.35        5.61        0.76        5.20         108
    1997................................      55,783      0.36        5.49        0.73        5.12         141
    1996................................      48,539      0.35        5.97        0.55        5.77         295
-----------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 97,545      0.45%       5.08%       0.74%       4.79%        102%
    1999................................      99,047      0.45        5.31        0.72        5.04          90
    1998................................      81,014      0.45        5.91        0.76        5.60         166
    1997................................      73,545      0.45        5.72        0.70        5.47         145
    1996................................      73,431      0.45        6.13        0.53        6.05         184
  CLASS B
    2000................................    $     14      0.75%       4.79%       0.79%       4.75%        102%
    1999................................          14      0.75        5.02        0.77        5.00          90
    1998................................          13      0.75        5.61        0.81        5.55         166
    1997................................          13      0.75        5.49        0.82        5.42         145
    1996................................          39      0.75        5.85        0.83        5.77         184

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

                                                                      NET
                                                                   REALIZED
                                                                      AND                     DISTRIBUTIONS    NET
                                          NET ASSET               UNREALIZED   DISTRIBUTIONS      FROM        ASSET
                                            VALUE        NET         GAINS       FROM NET       REALIZED      VALUE
                                          BEGINNING   INVESTMENT  (LOSSES) ON   INVESTMENT       CAPITAL      END OF    TOTAL
                                          OF PERIOD     INCOME    SECURITIES      INCOME          GAINS       PERIOD    RETURN
                                          ----------  ----------  -----------  -------------  -------------  --------  --------
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $10.24      $0.54       $(0.62)       $(0.54)      $       --     $ 9.62    (0.77)%
    1999................................     10.07       0.56         0.17         (0.56)              --      10.24     7.46
    1998................................      9.78       0.58         0.29         (0.58)              --      10.07     9.15
    1997................................     10.06       0.55        (0.28)        (0.55)              --       9.78     2.81
    1996................................      9.33       0.60         0.73         (0.60)              --      10.06    14.60
-------------------------------------------------------------------------------------------------------------------------------
GNMA FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 9.91      $0.60       $(0.71)       $(0.60)      $       --     $ 9.20    (1.18)%
    1999................................      9.87       0.61         0.04         (0.61)              --       9.91     6.76
    1998................................      9.63       0.64         0.24         (0.64)              --       9.87     9.52
    1997................................      9.84       0.65        (0.21)        (0.65)              --       9.63     4.70
    1996................................      9.17       0.67         0.67         (0.67)              --       9.84    15.06

                                                                                             RATIO OF
                                                                                               NET
                                                                     RATIO OF    RATIO OF   INVESTMENT
                                                         RATIO OF      NET       EXPENSES   INCOME TO
                                                         EXPENSES   INVESTMENT  TO AVERAGE   AVERAGE
                                           NET ASSETS   TO AVERAGE  INCOME TO   NET ASSETS  NET ASSETS  PORTFOLIO
                                             END OF        NET       AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER
                                          PERIOD (000)    ASSETS    NET ASSETS   WAIVERS)    WAIVERS)     RATE
                                          ------------  ----------  ----------  ----------  ----------  ---------
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $114,538      0.50%       5.47%       0.73%       5.24%        31%
    1999................................     124,657      0.50        5.54        0.76        5.28         21
    1998................................     117,107      0.50        5.85        0.76        5.59         57
    1997................................     133,675      0.49        5.59        0.69        5.39         94
    1996................................     164,978      0.45        6.12        0.53        6.04        115
-------------------------------------------------------------------------------------------------------------------------------
GNMA FUND
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $ 84,006      0.60%       6.21%       0.71%       6.10%        29%
    1999................................     100,799      0.60        6.14        0.72        6.02         27
    1998................................      77,792      0.60        6.65        0.75        6.50          4
    1997................................     101,887      0.57        6.76        0.68        6.65         12
    1996................................     136,394      0.49        7.04        0.51        7.02         20

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------


BY TELEPHONE: Call 1-800-DIAL-SEI



BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: HTTP//WWW.SEIC.COM


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

                             SEI DAILY INCOME TRUST


                                CNI CLASS SHARES
                                   PROSPECTUS
                                  MAY 31, 2000


                                 GOVERNMENT FUND


                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the CNI Class Shares of the Government Fund that you should know before investing. Please read this prospectus and keep it for future reference.




THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



     PRINCIPLE INVESTMENT STRATEGIES AND RISKS......................XXX
     PERFORMANCE INFORMATION AND EXPENSES...........................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS........................XXX
     MORE INFORMATION ABOUT RISK....................................XXX
     INVESTMENT ADVISER.............................................XXX
     PURCHASING AND SELLING FUND SHARES.............................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES.............................XXX
     FINANCIAL HIGHLIGHTS...........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI DAILY INCOME TRUST.....................................Back Cover

RISK/RETURN INFORMATION


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


       ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE
        OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                   Preserving principal and maintaining
                                  liquidity while providing current income

SHARE PRICE VOLATILITY            Very low

PRINCIPAL INVESTMENT STRATEGY     The Fund is professionally managed to provide
                                  liquidity, diversification and a competitive yield by investing in U.S. Government securities


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's CNI Class Shares from year to year for four years.*

                                   1995                   5.41%
                                   1996                   4.72%
                                   1997                   4.81%
                                   1998                   4.76%

                               BEST QUARTER              WORST QUARTER
                                   1.36%                     1.09%
                               (06/30/1995)              (12/31/1998)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CNI CLASS TOTAL RETURN FROM JANUARY 1, 1998, TO MARCH 31, 1998,
WAS 1.03%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


                                                      1 YEAR           SINCE INCEPTION
----------------------------------------------------------------------------------------------
GOVERNMENT FUND - CNI CLASS SHARES                    4.76%                4.79%*


* The inception date for CNI Class Shares of the Fund is April 7, 1994. As of June 21, 1999, CNI Class Shares were fully liquidated.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                                                      CNI CLASS SHARES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                      0.02%
Distribution (12b-1) Fees                                                                     0.50%
Other Expenses                                                                                0.53%
                                                                                              -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                                          1.05%
         Fee Waivers and Expense Reimbursements                                               0.05%
                                                                                              -----
NET EXPENSES                                                                                  1.00%*
-------------------------------------------------------------------------------------------------------------

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 1.00%.


The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

           GOVERNMENT FUND-- CNI CLASS SHARES                            0.85%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                     1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------- -------------- ------------- -------------- --------------
GOVERNMENT FUND - CNI CLASS SHARES                     $102        $318             $552          $1,225

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information ("SAI"). Of course, there is no guarantee that the Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.



MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:


CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Government Fund. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, the Fund paid Wellington Management advisory fees 0.01% of its average daily net assets.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers CNI Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class CNI Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutional and intermediaires that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 4:30 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates the NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of all the net assets of the Fund.


The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES


If you hold CNI Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Fund. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Fund's CNI Class Shares. The distribution fee for CNI Class Shares, as a percentage of daily net assets, may be up to 0.50%.


For CNI Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the CNI Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS


SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                 NET ASSET                NET REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS
                   VALUE         NET         UNREALIZED       FROM NET           FROM         NET ASSET                 NET ASSETS
                 BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT    REALIZED CAPITAL   VALUE END      TOTAL        END OF
                 OF PERIOD     INCOME      ON SECURITIES       INCOME           GAINS         OF PERIOD      RETURN    PERIOD (000)

-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
CNI CLASS*
2000              $1.00         $0.02           $--            $(0.02)          $--             $1.00          1.57%         $--
1999               1.00          0.05            --             (0.05)           --              1.00          4.71      1,080,385
1998               1.00          0.05            --             (0.05)           --              1.00          4.84        908,197
1997               1.00          0.05            --             (0.05)           --              1.00          4.69        617,186
1996               1.00          0.05            --             (0.05)           --              1.00          5.39        542,936
                                                               RATIO OF
                                                                  NET
                                   RATIO OF       RATIO OF    INVESTMENT
                                      NET         EXPENSES      INCOME
                     RATIO OF     INVESTMENT     TO AVERAGE   TO AVERAGE
                     EXPENSES       INCOME       NET ASSETS   NET ASSETS
                    TO AVERAGE    TO AVERAGE     (EXCLUDING   (EXCLUDING
                    NET ASSETS    NET ASSETS      WAIVERS)     WAIVERS)

--------------------------------------------------------------------------
GOVERNMENT FUND
CNI CLASS*
2000                    0.85%        4.05%           1.05%    3.85%
1999                    0.85         4.59            1.05     4.39
1998                    0.85         4.75            1.06     4.54
1997                    0.82         4.59            1.03     4.38
1996                    0.70         5.23            0.84     5.09




+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
*  AS OF JUNE 21, 1999, THE CNI CLASS SHARES WERE COMPLETELY LIQUIDATED.

                             SEI DAILY INCOME TRUST

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP



More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                                 CLASS C SHARES

                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                             PRIME OBLIGATION FUND
                                 TREASURY FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.

           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------



SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:



     PRIME OBLIGATION FUND................................................2


     TREASURY FUND........................................................4


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6


     MORE INFORMATION ABOUT RISK..........................................6


     INVESTMENT ADVISER...................................................6


     PURCHASING AND SELLING FUND SHARES...................................7


     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9


     FINANCIAL HIGHLIGHTS................................................10


     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME
     TRUST.......................................................Back Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests the Funds' assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for three years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%


BEST QUARTER                                        WORST QUARTER
1.27%                                               1.07%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.32%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS C SHARES   4.66%           4.89%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS APRIL 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.72%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.74%
  Fee Waivers and Expense Reimbursements                 0.04%
                                                        ------
NET EXPENSES                                             0.70%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
 C Shares                        $72     $224     $390      $871

4 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.81%
1997  4.94%
1998  4.83%
1999  4.36%


BEST QUARTER                                        WORST QUARTER
1.25%                                               1.02%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.24%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
TREASURY FUND -- CLASS C SHARES           4.36%        4.80%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.79%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.81%
  Fee Waivers and Expense Reimbursements                   0.11%
                                                      ----------
NET EXPENSES                                               0.70%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.70%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class C
 Shares                          $72     $224     $390      $871

6 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK



The Funds are also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser for both Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The Funds offer Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Treasury Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time, and the Prime Obligation Fund calculates its NAV once each Business Day at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.


The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Funds can accomplish this.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after the Funds receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.


For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS


FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class C Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                     NET
                                                   REALIZED
                                                     AND                       DISTRIBUTIONS     NET
                        NET ASSET                 UNREALIZED    DISTRIBUTIONS      FROM         ASSET
                          VALUE        NET      GAINS (LOSSES)    FROM NET       REALIZED       VALUE                  NET ASSETS
                        BEGINNING   INVESTMENT        ON         INVESTMENT       CAPITAL       END OF      TOTAL        END OF
                        OF PERIOD     INCOME      SECURITIES       INCOME          GAINS        PERIOD      RETURN    PERIOD (000)
                        ----------  ----------  --------------  -------------  -------------  ----------  ----------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000..............    $1.00       $0.05          $  --         $(0.05)         $  --        $1.00       4.72%       $501,789
    1999..............     1.00        0.05             --          (0.05)            --         1.00        4.96        351,881
    1998..............     1.00        0.05             --          (0.05)            --         1.00        5.06        207,908
    1997(1)...........     1.00        0.04             --          (0.04)            --         1.00        4.85          4,332
    1995(2)...........     1.00        0.03             --          (0.03)            --         1.00        2.55+            --
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS C
    2000..............    $1.00       $0.04          $  --         $(0.04)         $  --        $1.00       4.41%       $115,471
    1999..............     1.00        0.05             --          (0.05)            --         1.00        4.76        103,643
    1998..............     1.00        0.05             --          (0.05)            --         1.00        4.96         53,768
    1997..............     1.00        0.05             --          (0.05)            --         1.00        4.80         24,904
    1996(3)...........     1.00        0.03             --          (0.03)            --         1.00        2.68+        14,691

                                                             RATIO OF
                                                 RATIO OF      NET
                                                 EXPENSES   INVESTMENT
                                     RATIO OF       TO      INCOME TO
                                       NET       AVERAGE     AVERAGE
                         RATIO OF   INVESTMENT     NET         NET
                         EXPENSES   INCOME TO     ASSETS      ASSETS
                        TO AVERAGE   AVERAGE    (EXCLUDING  (EXCLUDING
                        NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                        ----------  ----------  ----------  ----------

PRIME OBLIGATION FUND
-----------------------------------------------------------------------
  CLASS C
    2000..............    0.70%       4.68%       0.74%       4.64%
    1999..............     0.70        4.82        0.75        4.77
    1998..............     0.70        5.02        0.76        4.96
    1997(1)...........     0.70        4.79        0.74        4.75
    1995(2)...........     0.70        2.79        0.77        2.72
-----------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------
  CLASS C
    2000..............    0.70%       4.34%       0.81%       4.23%
    1999..............     0.70        4.62        0.82        4.50
    1998..............     0.70        4.86        0.84        4.72
    1997..............     0.70        4.70        0.90        4.50
    1996(3)...........     0.70        5.12        0.87        4.95



 + Returns are for the period indicated and have not been annualized.


(1) Prime Obligation Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.


(2) Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.


(3) Treasury Class C shares were offered beginning July 27, 1995. All ratios for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports typically list each Fund's holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456



BY INTERNET: HTTP://WWW.SEIC.COM


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust

                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                                GOVERNMENT FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------



SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class B and Class C Shares of the Government Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



     PRINCIPLE INVESTMENT STRATEGIES AND RISKS............................2


     PERFORMANCE INFORMATION AND EXPENSES.................................3


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     MORE INFORMATION ABOUT RISK..........................................4


     INVESTMENT ADVISER...................................................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7


     FINANCIAL HIGHLIGHTS.................................................8


     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME
     TRUST.......................................................Back Cover

                                                                    PROSPECTUS 1


                                                         RISK/RETURN INFORMATION


The Government Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT
              IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS


GOVERNMENT FUND


FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3


                                                                 GOVERNMENT FUND


PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for four years. The performance of Class B and Class C Shares will differ due to differences in expenses.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.04%
1997  5.18%
1998  5.13%
1999  4.75%


BEST QUARTER                                        WORST QUARTER
1.30%                                               1.09%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.34%.


This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND -- CLASS B SHARES         4.75%           5.07%*
-----------------------------------------------------------------
GOVERNMENT FUND -- CLASS C SHARES         4.54%           4.79%**
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 22, 1995. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 1, 1997. Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES                        CLASS C SHARES
Investment Advisory Fees                         0.02%                                 0.02%
Distribution (12b-1) Fees                         None                                  None
Other Expenses                                   0.58%                                 0.78%
                                            ----------                            ----------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.60%                                 0.80%
 Fee Waivers and Expense Reimbursements          0.05%                                 0.05%
                                            ----------                            ----------
NET EXPENSES                                     0.55%*                                0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55% FOR CLASS B SHARES AND 0.75% FOR CLASS C SHARES.

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    GOVERNMENT FUND -- CLASS B SHARES               0.50%
    GOVERNMENT FUND -- CLASS C SHARES               0.70%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."



EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class B
 Shares                          $56     $176     $307      $689
Government Fund -- Class C
 Shares                          $77     $240     $417      $930

4 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information ("SAI"). Of course, there is no guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK



The Fund is also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Fund. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The classes have different expenses and other characteristics. The Fund offers Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Fund's transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that shares' portion of all of the net assets of the Fund.


The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Fund (or its intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B and Class C Shares.


For Class B and C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

8 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    PROSPECTUS 9

                                                            FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares and Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           NET
                                         REALIZED
                                           AND
                    NET                 UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS     NET
                   ASSET                  GAINS         FROM           FROM         ASSET                NET
                   VALUE       NET       (LOSSES)        NET         REALIZED       VALUE               ASSETS
                 BEGINNING  INVESTMENT      ON       INVESTMENT       CAPITAL        END     TOTAL      END OF
                 OF PERIOD    INCOME    SECURITIES     INCOME          GAINS      OF PERIOD  RETURN  PERIOD (000)
                 ---------  ----------  ----------  -------------  -------------  ---------  ------  ------------
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.......    $1.00      $0.05        $--         $(0.05)          $--         $1.00     4.81%    $64,616
    1999.......     1.00       0.05         --          (0.05)           --          1.00     5.08      34,676
    1998.......     1.00       0.05         --          (0.05)           --          1.00     5.21      29,102
    1997.......     1.00       0.05         --          (0.05)           --          1.00     5.02      53,144
    1996(1)....     1.00       0.02         --          (0.02)           --          1.00     2.39+     14,997
  CLASS C
    2000.......    $1.00      $0.05        $--         $(0.05)          $--         $1.00     4.60%    $60,328
    1999.......     1.00       0.05         --          (0.05)           --          1.00     4.87      39,881
    1998(2)....     1.00       0.03         --          (0.03)           --          1.00     5.01      25,341

                                          RATIO OF    RATIO OF
                                          EXPENSES      NET
                              RATIO OF       TO      INVESTMENT
                                NET       AVERAGE      INCOME
                  RATIO OF   INVESTMENT     NET      TO AVERAGE
                  EXPENSES     INCOME      ASSETS    NET ASSETS
                 TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                 NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                 ----------  ----------  ----------  ----------

GOVERNMENT FUND
----------------------------------------------------------------
  CLASS B
    2000.......     0.50%       4.74%       0.60%       4.64%
    1999.......     0.50        4.92        0.60        4.82
    1998.......     0.50        5.06        0.61        4.95
    1997.......     0.50        4.91        0.62        4.79
    1996(1)....     0.50        5.27        0.63        5.14
  CLASS C
    2000.......     0.70%       4.53%       0.80%       4.43%
    1999.......     0.70        4.70        0.80        4.60
    1998(2)....     0.70        4.94        0.81        4.83



 + Returns are for the period indicated and have not been annualized.

Government Class B shares were offered beginning August 22, 1995. All ratios for that period have been annualized.
Government Class C shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI, or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust

                                 CLASS B SHARES
                                 CLASS C SHARES


                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                               GOVERNMENT II FUND
                                TREASURY II FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------



SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class B Shares and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


     GOVERNMENT II FUND...................................................2
     TREASURY II FUND.....................................................4

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6


     MORE INFORMATION ABOUT RISK..........................................6


     INVESTMENT ADVISER...................................................6

     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY
     INCOME TRUST................................................Back Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years. The performance of Class B and Class C Shares will differ due to differences in expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.38%
1993  2.71%
1994  3.85%
1995  5.56%
1996  4.99%
1997  5.12%
1998  5.06%
1999  4.69%


BEST QUARTER                                        WORST QUARTER
1.40%                                               0.65%
(06/30/1995)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.31%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
GOVERNMENT II FUND -- CLASS B
 SHARES                              4.69%    5.08%      4.53%*
---------------------------------------------------------------
GOVERNMENT II FUND -- CLASS C
 SHARES                              4.48%      N/A      4.75%**
---------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 28, 1991. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS NOVEMBER 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES                        CLASS C SHARES
Investment Advisory Fees                         0.02%                                 0.02%
Distribution (12b-1) Fees                         None                                  None
Other Expenses                                   0.52%                                 0.72%
                                            ----------                            ----------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.54%                                 0.74%
  Fee Waivers and Expense Reimbursements         0.04%                                 0.04%
                                            ----------                            ----------
NET EXPENSES                                     0.50%*                                0.70%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50% FOR CLASS B SHARES AND 0.70% FOR CLASS C SHARES.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class B
 Shares                          $51     $160     $280      $628
Government II Fund -- Class C
 Shares                          $72     $224     $390      $871

4 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Treasury Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for nine years. The performance of Class B and Class C Shares will differ due to differences in expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991  5.40%
1992  3.25%
1993  2.58%
1994  3.63%
1995  5.31%
1996  4.78%
1997  4.86%
1998  4.62%
1999  4.23%


BEST QUARTER                                        WORST QUARTER
1.51%                                               0.62%
(03/31/1991)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.22%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                                        SINCE
                                     1 YEAR  5 YEARS  INCEPTION
---------------------------------------------------------------
TREASURY II FUND -- CLASS B SHARES   4.23%    4.76%      4.54%*
---------------------------------------------------------------
TREASURY II FUND -- CLASS C SHARES   4.02%      N/A      4.51%**
---------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS FEBRUARY 15, 1990. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES                        CLASS C SHARES
Investment Advisory Fees                         0.02%                                 0.02%
Distribution (12b-1) Fees                         None                                  None
Other Expenses                                   0.57%                                 0.77%
                                            ----------                            ----------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.59%                                 0.79%
  Fee Waivers and Expense Reimbursements         0.04%                                 0.04%
                                            ----------                            ----------
NET EXPENSES                                     0.55%*                                0.75%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55% FOR CLASS B SHARES AND 0.75% FOR CLASS C SHARES.

FOR MORE INFORMATION ABOUT THE FEES, SEE "INVESTMENT ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class B
 Shares                          $56     $176     $307      $689
Treasury II Fund -- Class C
 Shares                          $77     $240     $417      $930

6 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.



MORE INFORMATION ABOUT RISK



The Funds are also subject to the following additional risks:





CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser for both Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The classes have different expenses and other characteristics. The Funds offer Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B and Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Government II Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time and the Treasury II Fund calculates its NAV once each Business Day at 2:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Funds can accomplish this.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class B and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B or Class C Shares.


For Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS



The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  NET REALIZED
                                                       AND                      DISTRIBUTIONS
                           NET ASSET               UNREALIZED    DISTRIBUTIONS      FROM       NET ASSET          NET ASSETS
                             VALUE       NET          GAINS        FROM NET       REALIZED       VALUE              END OF
                           BEGINNING  INVESTMENT    (LOSSES)      INVESTMENT       CAPITAL      END OF    TOTAL     PERIOD
                           OF PERIOD    INCOME    ON SECURITIES     INCOME          GAINS       PERIOD    RETURN    (000)
                           ---------  ----------  -------------  -------------  -------------  ---------  ------  ----------
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
----------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.05       $      --       $(0.05)       $      --      $1.00    4.74%    $ 82,771
    1999.................     1.00       0.05              --        (0.05)              --       1.00    5.01       64,838
    1998.................     1.00       0.05              --        (0.05)              --       1.00    5.14       31,851
    1997.................     1.00       0.05              --        (0.05)              --       1.00    4.98       16,323
    1996.................     1.00       0.05              --        (0.05)              --       1.00    5.52       19,678
  CLASS C
    2000.................    $1.00      $0.04       $      --       $(0.04)       $      --      $1.00    4.53%    $ 44,019
    1999.................     1.00       0.05              --        (0.05)              --       1.00    4.81       50,712
    1998.................     1.00       0.05              --        (0.05)              --       1.00    4.93       35,272
    1997(1)..............     1.00       0.01              --        (0.01)              --       1.00    4.71        6,359
----------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
----------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.04       $      --       $(0.04)       $      --      $1.00    4.30%    $ 75,755
    1999.................     1.00       0.04              --        (0.04)              --       1.00    4.55      137,577
    1998.................     1.00       0.05              --        (0.05)              --       1.00    4.88       69,572
    1997.................     1.00       0.05              --        (0.05)              --       1.00    4.76       54,148
    1996.................     1.00       0.05              --        (0.05)              --       1.00    5.27       26,447
  CLASS C
    2000.................    $1.00      $0.04       $      --       $(0.04)       $      --      $1.00    4.08%    $ 34,405
    1999.................     1.00       0.04              --        (0.04)              --       1.00    4.34       19,361
    1998.................     1.00       0.05              --        (0.05)              --       1.00    4.67       11,843
    1997.................     1.00       0.04              --        (0.04)              --       1.00    4.55        4,528
    1996(2)..............     1.00       0.04              --        (0.04)              --       1.00    3.64+       3,935

                                                                RATIO OF
                                                                  NET
                                        RATIO OF    RATIO OF   INVESTMENT
                                          NET       EXPENSES     INCOME
                            RATIO OF   INVESTMENT  TO AVERAGE  TO AVERAGE
                            EXPENSES     INCOME    NET ASSETS  NET ASSETS
                           TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                           NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                           ----------  ----------  ----------  ----------

GOVERNMENT II FUND
--------------------------------------------------------------------------
  CLASS B
    2000.................     0.50%       4.65%       0.54%       4.61%
    1999.................     0.50        4.86        0.55        4.81
    1998.................     0.50        5.02        0.56        4.96
    1997.................     0.50        4.87        0.56        4.81
    1996.................     0.50        5.41        0.59        5.32
  CLASS C
    2000.................     0.70%       4.40%       0.74%       4.36%
    1999.................     0.70        4.70        0.75        4.65
    1998.................     0.70        4.82        0.76        4.76
    1997(1)..............     0.70        4.69        0.75        4.64
--------------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------------------------
  CLASS B
    2000.................     0.55%       4.23%       0.59%       4.19%
    1999.................     0.55        4.36        0.60        4.31
    1998.................     0.55        4.78        0.61        4.72
    1997.................     0.55        4.65        0.63        4.57
    1996.................     0.55        5.18        0.64        5.09
  CLASS C
    2000.................     0.75%       4.06%       0.79%       4.02%
    1999.................     0.75        4.21        0.80        4.16
    1998.................     0.75        4.58        0.81        4.52
    1997.................     0.75        4.45        0.82        4.38
    1996(2)..............     0.75        4.85        0.84        4.76


 + Returns are for the period indicated and have not been annualized.


(1) Government II Class C shares were offered beginning November 27, 1996. All ratios and total return for that period have been annualized.


(2) Treasury II Class C shares were offered beginning May 8, 1995. All ratios for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports list each Fund's holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



BY TELEPHONE: Call 1-800-DIAL-SEI



BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: HTTP://WWW.SEIC.COM


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                                 CLASS B SHARES

                                   PROSPECTUS

                                  MAY 31, 2000


           ---------------------------------------------------------

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                               GOVERNMENT II FUND
                                 TREASURY FUND
                                TREASURY II FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


     MONEY MARKET FUND....................................................2
     PRIME OBLIGATION FUND................................................4
     GOVERNMENT FUND......................................................6
     GOVERNMENT II FUND...................................................8
     TREASURY FUND.......................................................10
     TREASURY II FUND....................................................12

     MORE INFORMATION ABOUT FUND INVESTMENTS.............................14


     MORE INFORMATION ABOUT RISK.........................................14

     INVESTMENT ADVISER..................................................14
     PURCHASING AND SELLING FUND SHARES..................................15
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................17
     FINANCIAL HIGHLIGHTS................................................18

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST.......Back
     Cover

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares for two years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.24%
1999  4.82%


BEST QUARTER                                        WORST QUARTER
1.31%                                               1.12%
(09/30/1998)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.35%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND -- CLASS B SHARES       4.82%          5.09%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 12, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.69%
                                                      ----------
Total Annual Fund Operating Expenses                       0.71%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    MONEY MARKET FUND -- CLASS B SHARES             0.48%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class B
 Shares                          $73     $227     $395      $883

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.53%
1993  2.80%
1994  3.91%
1995  5.68%
1996  5.09%
1997  5.25%
1998  5.21%
1999  4.87%


BEST QUARTER                                        WORST QUARTER
1.42%                                               0.67%
(06/30/1995)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.37%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                     1 YEAR  5 YEARS  SINCE INCEPTION
---------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS B
 SHARES                              4.87%    5.22%          4.63%*
---------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS MARCH 26, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.52%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.54%
  Fee Waivers and Expense Reimbursements                   0.04%
                                                      ----------
NET EXPENSES                                               0.50%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund --
 Class B Shares                  $51     $160     $280      $628

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for four years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.04%
1997  5.18%
1998  5.13%
1999  4.75%


BEST QUARTER                                        WORST QUARTER
1.30%                                               1.09%
(12/31/1997)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.34%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND -- CLASS B SHARES         4.75%          5.07%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 22, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.58%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.60%
  Fee Waivers and Expense Reimbursements                   0.05%
                                                      ----------
NET EXPENSES                                               0.55%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55%.


THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


    GOVERNMENT FUND -- CLASS B SHARES               0.50%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class B
 Shares                          $56     $176     $307      $689

8 PROSPECTUS

GOVERNMENT II FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                              GOVERNMENT II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.38%
1993  2.71%
1994  3.85%
1995  5.56%
1996  4.99%
1997  5.12%
1998  5.06%
1999  4.69%


BEST QUARTER                                        WORST QUARTER
1.40%                                               0.65%
(06/30/1995)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.31%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                     1 YEAR  5 YEARS  SINCE INCEPTION
---------------------------------------------------------------------
GOVERNMENT II FUND -- CLASS B
 SHARES                              4.69%    5.08%          4.53%*
---------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS JANUARY 28, 1991.


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.52%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.54%
  Fee Waivers and Expense Reimbursements                   0.04%
                                                      ----------
NET EXPENSES                                               0.50%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government II Fund -- Class B
 Shares                          $51     $160     $280      $628

10 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 11

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for two years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.04%
1999  4.57%


BEST QUARTER                                        WORST QUARTER
1.28%                                               1.07%
(09/30/1998)                                        (06/30/1999)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.29%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
TREASURY FUND -- CLASS B SHARES           4.57%          4.88%*
-----------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 4, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.59%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.61%
  Fee Waivers and Expense Reimbursements                   0.11%
                                                      ----------
NET EXPENSES                                               0.50%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.50%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Class B
 Shares                          $51     $160     $280      $628

12 PROSPECTUS

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                   PROSPECTUS 13

                                                                TREASURY II FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for nine years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.24%
1999  4.82%


BEST QUARTER                                        WORST QUARTER
1.51%                                               0.62%
(03/31/1991)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.22%.



This table shows the Fund's average annual total returns for the periods ended December 31, 1999.



                                     1 YEAR  5 YEARS  SINCE INCEPTION
---------------------------------------------------------------------
TREASURY II FUND -- CLASS B SHARES   4.23%    4.76%          4.54%*
---------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS FEBRUARY 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.57%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.59%
  Fee Waivers and Expense Reimbursements                   0.04%
                                                      ----------
NET EXPENSES                                               0.55%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55%.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury II Fund -- Class B
 Shares                          $56     $176     $307      $689

14 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK



The Funds are also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                   PROSPECTUS 15

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The Funds offer Class B Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Government II Fund, which calculates its NAV at 2:00 p.m., Eastern time, the Treasury II Fund, which calculates its NAV at 2:30 p.m., Eastern time, and the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.


The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

16 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares.


For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

                                                                   PROSPECTUS 17

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Funds declare dividends daily and distribute their income monthly.The Funds make distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

18 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                      NET
                                                   REALIZED
                                                      AND                     DISTRIBUTIONS   NET              NET
                           NET ASSET              UNREALIZED   DISTRIBUTIONS      FROM       ASSET            ASSETS    RATIO OF
                             VALUE       NET         GAINS       FROM NET       REALIZED     VALUE            END OF    EXPENSES
                           BEGINNING  INVESTMENT  (LOSSES) ON   INVESTMENT       CAPITAL     END OF  TOTAL    PERIOD   TO AVERAGE
                           OF PERIOD    INCOME    SECURITIES      INCOME          GAINS      PERIOD  RETURN   (000)    NET ASSETS
                           ---------  ----------  -----------  -------------  -------------  ------  ------  --------  ----------
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.05     $       --      $(0.05)      $       --    $1.00   4.87%   $33,839      0.48%
    1999.................     1.00       0.05             --       (0.05)              --     1.00   5.18      7,875      0.48
    1998(1)..............     1.00       0.03             --       (0.03)              --     1.00   5.29      7,383      0.48
    1997.................     1.00       0.05             --       (0.05)              --     1.00   5.13        770      0.50
    1996.................     1.00       0.06             --       (0.06)              --     1.00   5.67      6,616      0.50
---------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.05     $       --      $(0.05)      $       --    $1.00   4.93%   $347,215     0.50%
    1999.................     1.00       0.05             --       (0.05)              --     1.00   5.16    229,361      0.50
    1998.................     1.00       0.05             --       (0.05)              --     1.00   5.27    186,572      0.50
    1997.................     1.00       0.05             --       (0.05)              --     1.00   5.07    146,267      0.50
    1996.................     1.00       0.06             --       (0.06)              --     1.00   5.65    174,779      0.50
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.05     $       --      $(0.05)      $       --    $1.00   4.81%   $64,616      0.50%
    1999.................     1.00       0.05             --       (0.05)              --     1.00   5.08     34,676      0.50
    1998.................     1.00       0.05             --       (0.05)              --     1.00   5.21     29,102      0.50
    1997.................     1.00       0.05             --       (0.05)              --     1.00   5.02     53,144      0.50
    1996(2)..............     1.00       0.02             --       (0.02)              --     1.00   2.39+    14,997      0.50
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.05     $       --      $(0.05)      $       --    $1.00   4.74%   $82,771      0.50%
    1999.................     1.00       0.05             --       (0.05)              --     1.00   5.01     64,838      0.50
    1998.................     1.00       0.05             --       (0.05)              --     1.00   5.14     31,851      0.50
    1997.................     1.00       0.05             --       (0.05)              --     1.00   4.98     16,323      0.50
    1996.................     1.00       0.05             --       (0.05)              --     1.00   5.52     19,678      0.50

                                                    RATIO OF
                                                      NET
                            RATIO OF    RATIO OF   INVESTMENT
                              NET       EXPENSES   INCOME TO
                           INVESTMENT  TO AVERAGE   AVERAGE
                           INCOME TO   NET ASSETS  NET ASSETS
                            AVERAGE    (EXCLUDING  (EXCLUDING
                           NET ASSETS   WAIVERS)    WAIVERS)
                           ----------  ----------  ----------

MONEY MARKET FUND
--------------------------------------------------------------
  CLASS B
    2000.................     4.91%       0.71%       4.68%
    1999.................     5.08        0.69        4.87
    1998(1)..............     5.26        0.72        5.02
    1997.................     4.96        0.76        4.70
    1996.................     5.53        0.75        5.28
--------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------
  CLASS B
    2000.................     4.84%       0.54%       4.80%
    1999.................     5.04        0.55        4.99
    1998.................     5.16        0.56        5.10
    1997.................     4.95        0.56        4.89
    1996.................     5.38        0.58        5.30
--------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................     4.74%       0.60%       4.64%
    1999.................     4.92        0.60        4.82
    1998.................     5.06        0.61        4.95
    1997.................     4.91        0.62        4.79
    1996(2)..............     5.27        0.63        5.14
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................     4.65%       0.54%       4.61%
    1999.................     4.86        0.55        4.81
    1998.................     5.02        0.56        4.96
    1997.................     4.87        0.56        4.81
    1996.................     5.41        0.59        5.32

                                                                   PROSPECTUS 19

                                                            FINANCIAL HIGHLIGHTS


SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                      NET
                                                   REALIZED
                                                      AND                     DISTRIBUTIONS   NET              NET
                           NET ASSET              UNREALIZED   DISTRIBUTIONS      FROM       ASSET            ASSETS    RATIO OF
                             VALUE       NET         GAINS       FROM NET       REALIZED     VALUE            END OF    EXPENSES
                           BEGINNING  INVESTMENT  (LOSSES) ON   INVESTMENT       CAPITAL     END OF  TOTAL    PERIOD   TO AVERAGE
                           OF PERIOD    INCOME    SECURITIES      INCOME          GAINS      PERIOD  RETURN   (000)    NET ASSETS
                           ---------  ----------  -----------  -------------  -------------  ------  ------  --------  ----------
---------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.05     $       --      $(0.05)      $       --    $1.00   4.62%   $159,042     0.50%
    1999.................     1.00       0.05             --       (0.05)              --     1.00   4.97     96,074      0.50
    1998(3)..............     1.00       0.03             --       (0.03)              --     1.00   5.18     68,089      0.50
---------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................    $1.00      $0.04     $       --      $(0.04)      $       --    $1.00   4.30%   $75,755      0.55%
    1999.................     1.00       0.04             --       (0.04)              --     1.00   4.55    137,577      0.55
    1998.................     1.00       0.05             --       (0.05)              --     1.00   4.88     69,572      0.55
    1997.................     1.00       0.05             --       (0.05)              --     1.00   4.76     54,148      0.55
    1996.................     1.00       0.05             --       (0.05)              --     1.00   5.27     26,447      0.55

                                                    RATIO OF
                                                      NET
                            RATIO OF    RATIO OF   INVESTMENT
                              NET       EXPENSES   INCOME TO
                           INVESTMENT  TO AVERAGE   AVERAGE
                           INCOME TO   NET ASSETS  NET ASSETS
                            AVERAGE    (EXCLUDING  (EXCLUDING
                           NET ASSETS   WAIVERS)    WAIVERS)
                           ----------  ----------  ----------
---------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................     4.55%       0.61%       4.44%
    1999.................     4.86        0.62        4.74
    1998(3)..............     5.13        0.64        4.99
---------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
---------------------------------------------------------------------------------------------------------------------------------
  CLASS B
    2000.................     4.23%       0.59%       4.19%
    1999.................     4.36        0.60        4.31
    1998.................     4.78        0.61        4.72
    1997.................     4.65        0.63        4.57
    1996.................     5.18        0.64        5.09



 + Returns are for the period indicated and have not been annualized.


(1) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997. All ratios and total return for that period have been annualized.


(2) Government Class B shares were re-offered beginning August 22, 1995. All ratios for that period have been annualized.


(3) Treasury Class B shares were offered beginning August 4, 1997. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL


Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION ("SAI")

------------------------------------------------


The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: HTTP://WWW.SEIC.COM


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3451.

                             SEI DAILY INCOME TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                  MAY 31, 2000

                             FEDERAL SECURITIES FUND

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Federal Securities Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



                                                                     PAGE
     PRINCIPLE INVESTMENT STRATEGIES AND RISKS.......................XXX
     PERFORMANCE INFORMATION AND EXPENSES............................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     INVESTMENT ADVISER..............................................XXX
     PURCHASING AND SELLING FUND SHARES..............................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES..............................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI DAILY INCOME TRUST......................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUND


The Federal Securities Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


  ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
             IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FEDERAL SECURITIES FUND
FUND SUMMARY
INVESTMENT GOAL                        Preserving principal and maintaining
                                       liquidity while providing current income

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          The Fund is professionally managed to
                                       provide liquidity, diversification and a competitive yield by investing in U.S.
                                       Treasury securities

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION


As of January 31, 2000, the Federal Securities Fund had no shares outstanding, and did not have a performance history.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                  CLASS A SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                None
Other Expenses                                           0.85%*
                                                         ------
Total Annual Fund Operating Expenses                     0.87%**

--------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.
**   The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are waiving a portion of its fee in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may discontinue all or part of their waivers at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:


           Federal Securities Fund--Class A Shares             0.60%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                                  1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------
FEDERAL SECURITIES FUND - CLASS A SHARES           $89            $278           $482         $1,073

MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information ("SAI"). Of course, there is no guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, or cash equivalents that would not ordinarily be consistent with the Fund's objectives.


MORE INFORMATION ABOUT RISK



The funds are also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Wellington Management Company, LLP ("Wellington Management "), serves as the Adviser to the Federal Securities Fund. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management.



John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.


PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve Wire on federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



The Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.


HOW THE FUND CALCULATES NAV


NAV for one Fund Share is the value of that share's portion of all of the net assets of the Fund.


The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.


HOW TO SELL YOUR FUND SHARES



If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.


For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.


You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.



MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                             SEI DAILY INCOME TRUST

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP



More information about the Fund is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION ("SAI")



The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE:  Call 1-800-DIAL-SEI


BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456



BY INTERNET:  HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.


The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                                 CLASS B SHARES
                                 CLASS C SHARES

                                   PROSPECTUS
                                  MAY 31, 2000

           ---------------------------------------------------------

                               MONEY MARKET FUND
                                GOVERNMENT FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.


           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     MONEY MARKET FUND....................................................2
     GOVERNMENT FUND......................................................4
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     MORE INFORMATION ABOUT RISK..........................................6
     INVESTMENT ADVISER...................................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.


 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for four years. The performance of Class B and Class C Shares will differ due to different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  4.92%
1997  5.11%
1998  5.03%
1999  4.61%

BEST QUARTER                                        WORST QUARTER
1.28%                                               1.07%
(12/31/1997)                                        (06/30/1999)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.30%.


This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND -- CLASS B SHARES       4.82%          5.09%*
-----------------------------------------------------------------
MONEY MARKET FUND -- CLASS C SHARES       4.61%          4.99%**
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 12, 1997. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES                        CLASS C SHARES
Investment Advisory Fees                         0.02%                                 0.02%
Distribution (12b-1) Fees                         None                                  None
Other Expenses                                   0.69%                                 0.89%
                                            ----------                            ----------
Total Annual Fund Operating Expenses             0.71%*                                0.91%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    MONEY MARKET FUND -- CLASS B SHARES             0.48%
    MONEY MARKET FUND -- CLASS C SHARES             0.68%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Class B
 Shares                          $73     $227     $395     $  883
Money Market Fund -- Class C
 Shares                          $93     $290     $504     $1,120

4 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for four years. The performance of Class B and Class C Shares will differ due to different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996  5.04%
1997  5.18%
1998  5.13%
1999  4.75%

BEST QUARTER                                        WORST QUARTER
1.30%                                               1.09%
(12/31/1997)                                        (06/30/1999)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.34%.


This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND -- CLASS B SHARES         4.75%           5.07%*
-----------------------------------------------------------------
GOVERNMENT FUND -- CLASS C SHARES         4.54%           4.79%**
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 22, 1995. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 1, 1997. Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES                        CLASS C SHARES
Investment Advisory Fees                         0.02%                                 0.02%
Distribution (12b-1) Fees                         None                                  None
Other Expenses                                   0.58%                                 0.78%
                                            ----------                            ----------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.60%                                 0.80%
  Fee Waivers and Expense Reimbursements         0.05%                                 0.05%
                                            ----------                            ----------
NET EXPENSES                                     0.55%*                                0.75%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF CLASS B AND CLASS C SHARES OF THE FUND FROM EXCEEDING 0.55% AND 0.75%, RESPECTIVELY.

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


    GOVERNMENT FUND -- CLASS B SHARES               0.50%
    GOVERNMENT FUND -- CLASS C SHARES               0.70%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Class B
 Shares                          $56     $176     $307      $689
Government Fund -- Class C
 Shares                          $77     $240     $417      $930

6 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:


CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class B and Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Class B and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B and Class C Shares.


For Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class B and Class C Shares of the Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               NET
                             REALIZED
                               AND
                            UNREALIZED                 DISTRIBUTIONS    NET
    NET ASSET                 GAINS     DISTRIBUTIONS      FROM        ASSET
      VALUE        NET       (LOSSES)     FROM NET       REALIZED      VALUE
    BEGINNING   INVESTMENT      ON       INVESTMENT       CAPITAL      END OF
    OF PERIOD     INCOME    SECURITIES     INCOME          GAINS       PERIOD
    ----------  ----------  ----------  -------------  -------------  --------
------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------
  CLASS
    B
    2000...   $1.00   $0.05   $  --        $(0.05)         $  --       $1.00
    1999...    1.00    0.05      --         (0.05)            --        1.00
    1998(1)...    1.00    0.03      --      (0.03)            --        1.00
    1997...    1.00    0.05      --         (0.05)            --        1.00
    1996...    1.00    0.06      --         (0.06)            --        1.00
  CLASS
    C
    2000...   $1.00   $0.05   $  --        $(0.05)         $  --       $1.00
    1999...    1.00    0.05      --         (0.05)            --        1.00
    1998...    1.00    0.05      --         (0.05)            --        1.00
    1997...    1.00    0.05      --         (0.05)            --        1.00
    1996(2)...    1.00    0.04      --      (0.04)            --        1.00
------------------------------------------------------------------------------
GOVERNMENT FUND
------------------------------------------------------------------------------
  CLASS
    B
    2000...   $1.00   $0.05   $  --        $ 0.05          $  --       $1.00
    1999...    1.00    0.05      --         (0.05)            --        1.00
    1998...    1.00    0.05      --         (0.05)            --        1.00
    1997...    1.00    0.05      --         (0.05)            --        1.00
    1996(3)...    1.00    0.02      --      (0.02)            --        1.00
  CLASS
    C
    2000...   $1.00   $0.05   $  --        $(0.05)         $  --       $1.00
    1999...    1.00    0.05      --         (0.05)            --        1.00
    1998(4)...    1.00    0.03      --      (0.03)            --        1.00


                                                                      RATIO OF
                                        RATIO OF       RATIO       NET INVESTMENT
                                          NET       OF EXPENSES      INCOME TO
                            RATIO OF   INVESTMENT    TO AVERAGE     AVERAGE NET
              NET ASSETS    EXPENSES   INCOME TO     NET ASSETS        ASSETS
     TOTAL      END OF     TO AVERAGE   AVERAGE      (EXCLUDING      (EXCLUDING
    RETURN   PERIOD (000)  NET ASSETS  NET ASSETS     WAIVERS)        WAIVERS)
    -------  ------------  ----------  ----------  --------------  --------------

MO
------------------------------------------------------------------------------

     4.87%     $ 33,839       0.48%       4.91%         0.71%           4.68%

     5.18         7,875       0.48        5.08          0.69            4.87

     5.29         7,383       0.48        5.26          0.72            5.02

     5.13           770       0.50        4.96          0.76            4.70

     5.67         6,616       0.50        5.53          0.75            5.28

     4.66%     $179,565       0.68%       4.61%         0.91%           4.38%

     4.97       132,831       0.68        4.84          0.89            4.63

     5.12        86,922       0.68        5.02          0.92            4.78

     4.92        30,528       0.66        4.84          0.92            4.58

     3.79         2,460       0.70        5.17          0.96            4.91
------------------------------------------------------------------------------
GO
------------------------------------------------------------------------------

     4.81%     $ 64,616       0.50%       4.74%         0.60%           4.64%

     5.08        34,676       0.50        4.92          0.60            4.82

     5.21        29,102       0.50        5.06          0.61            4.95

     5.02        53,144       0.50        4.91          0.62            4.79

     2.39+       14,997       0.50        5.27          0.63            5.14

     4.60%     $ 60,328       0.70%       4.53%         0.80%           4.43%

     4.87        39,881       0.70        4.70          0.80            4.60

     5.01        25,341       0.70        4.94          0.81            4.83

 + Returns are for the period indicated and have not been annualized.
(1) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997. All ratios and total return for that period have been annualized.
(2) Money Market Class C Shares were offered beginning May 17, 1995. All ratios for that period have been annualized.
(3) Government Class B shares were re-offered beginning August 22, 1995. All ratios for that period have been annualized.
(4) Government Class C Shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
------------------------------------------------

The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                                 CLASS H SHARES

                                   PROSPECTUS
                                  MAY 31, 2000

           ---------------------------------------------------------

                             PRIME OBLIGATION FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.

           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class H Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPLE INVESTMENT STRATEGIES AND RISKS............................2


     PERFORMANCE INFORMATION AND EXPENSES.................................3


     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     MORE INFORMATION ABOUT RISK..........................................4


     INVESTMENT ADVISER...................................................4


     PURCHASING AND SELLING FUND SHARES...................................5


     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................7

     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI DAILY INCOME TRUST......................................Back Cover

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.


ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT
                                       IS
                POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.* Since Class A Shares are invested in the same portfolio of securities, returns for Class H Shares will be substantially similar to those of the Class A Shares shown here, and will differ only to the extent that each class has different expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.39%
1991  6.25%
1992  3.84%
1993  3.11%
1994  4.22%
1995  5.99%
1996  5.40%
1997  5.57%
1998  5.53%
1999  5.18%


BEST QUARTER                                        WORST QUARTER
2.06%                                               0.75%
(06/30/1990)                                        (06/30/1993)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.45%.


This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1999.


                                                              SINCE
                                 1 YEAR  5 YEARS  10 YEARS  INCEPTION
 --------------------------------------------------------------------
 PRIME OBLIGATION
  FUND --
  CLASS A SHARES                 5.18%    5.53%     5.34%      5.89%*
 --------------------------------------------------------------------


* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS DECEMBER 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS H SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.66%*
                                                      ----------
Total Annual Fund Operating Expenses                       0.68%**



* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR WILL WAIVE A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:



    PRIME OBLIGATION FUND -- CLASS H SHARES         0.63%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Class
 H Shares                        $68     $214     $373      $835

4 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information ("SAI"). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK


The Fund is also subject to the following additional risks:



CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.



EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.



INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.



LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.



OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.



PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Fund. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 5

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund. The Fund offers Class H Shares only to financial institutions for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class H Shares by placing orders with the Fund's transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's NAV is calculated once each Business Day at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

6 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Class H Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class H Shares.

For Class H Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.18%.

                                                                    PROSPECTUS 7

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

 SEI Daily Income Trust

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
------------------------------------------------

The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                               SWEEP CLASS SHARES

                                   PROSPECTUS
                                  MAY 31, 2000

           ---------------------------------------------------------

                               MONEY MARKET FUND
                                GOVERNMENT FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.

           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     MONEY MARKET FUND....................................................2
     GOVERNMENT FUND......................................................4
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     MORE INFORMATION ABOUT RISK..........................................6
     INVESTMENT ADVISER...................................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or intrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.35%

BEST QUARTER                                        WORST QUARTER
1.17%                                               1.01%
(12/31/1999)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.24%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
MONEY MARKET FUND --
 SWEEP CLASS SHARES                       4.35%     4.45%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JULY 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.64%
                                                       ------------
Total Annual Fund Operating Expenses                          1.16%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    MONEY MARKET FUND -- SWEEP CLASS SHARES         0.93%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Sweep
 Class Shares                    $118    $368     $638     $1,409

4 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.28%

BEST QUARTER                                        WORST QUARTER
1.16%                                               0.98%
(12/31/1999)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.22%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                    SINCE
                                          1 YEAR  INCEPTION
-----------------------------------------------------------
GOVERNMENT FUND --
 SWEEP CLASS SHARES                       4.28%     4.38%*
-----------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JUNE 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.53%
                                                       ------------
Total Annual Fund Operating Expenses                          1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    GOVERNMENT FUND -- SWEEP CLASS SHARES           0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Sweep Class
 Shares                          $107    $334     $579     $1,283

6 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser for the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of daily net assets, may be up to 0.50%.

For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED
                                                       AND                      DISTRIBUTIONS                       NET
                           NET ASSET               UNREALIZED    DISTRIBUTIONS      FROM       NET ASSET          ASSETS
                             VALUE       NET          GAINS        FROM NET       REALIZED       VALUE            END OF
                           BEGINNING  INVESTMENT    (LOSSES)      INVESTMENT       CAPITAL      END OF    TOTAL   PERIOD
                           OF PERIOD    INCOME    ON SECURITIES     INCOME          GAINS       PERIOD    RETURN   (000)
                           ---------  ----------  -------------  -------------  -------------  ---------  ------  -------
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000.................    $1.00      $0.04      $       --       $(0.04)      $       --      $1.00    4.40%   $26,342
    1999(1)..............     1.00       0.02              --        (0.02)              --       1.00     4.56    6,669
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000.................    $1.00      $0.04      $       --       $(0.04)      $       --      $1.00    4.34%   $22,547
    1999(2)..............     1.00       0.03              --        (0.03)              --       1.00     4.49    3,248

                                                                RATIO OF
                                                                  NET
                                        RATIO OF    RATIO OF   INVESTMENT
                                          NET       EXPENSES     INCOME
                            RATIO OF   INVESTMENT  TO AVERAGE  TO AVERAGE
                            EXPENSES     INCOME    NET ASSETS  NET ASSETS
                           TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                           NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                           ----------  ----------  ----------  ----------

MONEY MARKET FUND
--------------------------------------------------------------------------
  SWEEP CLASS
    2000.................     0.93%       4.44%       1.16%       4.21%
    1999(1)..............      0.93        4.36        1.14        4.15
--------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000.................     0.95%       4.42%       1.05%       4.32%
    1999(2)..............      0.95        4.37        1.05        4.27

(1) Money Market Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
(2) Government Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
------------------------------------------------

The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

              SEI
              Daily
              Income
              Trust
                               SWEEP CLASS SHARES

                                   PROSPECTUS
                                  MAY 31, 2000

           ---------------------------------------------------------

                               MONEY MARKET FUND
                             PRIME OBLIGATION FUND
                                GOVERNMENT FUND
                                 TREASURY FUND

           ---------------------------------------------------------

                                    ADVISER:

                       WELLINGTON MANAGEMENT COMPANY, LLP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.

           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Daily
    Income Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     MONEY MARKET FUND....................................................2
     PRIME OBLIGATION FUND................................................4
     GOVERNMENT FUND......................................................6
     TREASURY FUND........................................................8
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................10
     MORE INFORMATION ABOUT RISK.........................................10
     INVESTMENT ADVISER..................................................10
     PURCHASING AND SELLING FUND SHARES..................................11
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................13
     FINANCIAL HIGHLIGHTS................................................14
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

 ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00,
                                     IT IS
               POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or intrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.35%

BEST QUARTER                                        WORST QUARTER
1.17%                                               1.01%
(12/31/1999)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.24%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND --
 SWEEP CLASS SHARES                       4.35%           4.45%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JULY 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.64%
                                                       ------------
Total Annual Fund Operating Expenses                          1.16%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    MONEY MARKET FUND -- SWEEP CLASS SHARES         0.93%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Money Market Fund -- Sweep
 Class Shares                    $118    $368     $638     $1,409

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.40%

BEST QUARTER                                        WORST QUARTER
1.20%                                               1.01%
(12/31/1999)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.26%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
PRIME OBLIGATION FUND -- SWEEP CLASS
 SHARES                                   4.40%          4.50%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS MAY 18, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.47%
                                                       ------------
Total Annual Fund Operating Expenses                          0.99%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    PRIME OBLIGATION FUND -- SWEEP CLASS SHARES     0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund -- Sweep
 Class Shares                    $101    $315     $547     $1,213

6 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 7

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for one year.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  4.28%

BEST QUARTER                                        WORST QUARTER
1.16%                                               0.98%
(12/31/1999)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.22%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND -- SWEEP CLASS SHARES     4.28%          4.38%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JUNE 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.53%
                                                       ------------
Total Annual Fund Operating Expenses                          1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    GOVERNMENT FUND -- SWEEP CLASS SHARES           0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Fund -- Sweep Class
 Shares                          $107    $334     $579     $1,283

8 PROSPECTUS

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 9

                                                                   TREASURY FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares for two years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  4.57%
1999  4.10%

BEST QUARTER                                        WORST QUARTER
1.17%                                               0.96%
(09/30/1998)                                        (06/30/1999)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S SWEEP CLASS TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS 1.17%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
TREASURY FUND -- SWEEP CLASS SHARES       4.10%           4.42%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS AUGUST 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                      0.02%
Distribution (12b-1) Fees                                     0.50%
Other Expenses                                                0.54%
                                                       ------------
Total Annual Fund Operating Expenses                          1.06%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

    TREASURY FUND -- SWEEP CLASS SHARES             0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Fund -- Sweep Class
 Shares                          $108    $337     $585     $1,294

10 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information ("SAI"). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal pre-payments are passed through to the holders of GNMA securities, pre-payments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser for the Funds. As of March 31, 2000, Wellington Management had approximately $248 billion in assets under management. For the fiscal year ended January 31, 2000, each Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of each Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                   PROSPECTUS 11

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's NAV is calculated once each Business Day at 4:30 p.m., Eastern time, except for the Prime Obligation Fund, which calculates its NAV at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

12 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of daily net assets, may be up to 0.50%.

For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                   PROSPECTUS 13

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declares dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

14 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     NET
                                                                   REALIZED
                                                                     AND                                       NET
                                                                  UNREALIZED                 DISTRIBUTIONS    ASSET
                                          NET ASSET                 GAINS     DISTRIBUTIONS      FROM         VALUE
                                            VALUE        NET       (LOSSES)     FROM NET       REALIZED        END
                                          BEGINNING   INVESTMENT      ON       INVESTMENT       CAPITAL         OF        TOTAL
                                          OF PERIOD     INCOME    SECURITIES     INCOME          GAINS        PERIOD      RETURN
                                          ----------  ----------  ----------  -------------  -------------  ----------  ----------
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $   -        $(0.04)         $   -        $1.00        4.40%
    1999(1).............................     1.00        0.02           -         (0.02)             -         1.00        4.56
----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
----------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $   -        $(0.04)         $   -        $1.00        4.46%
    1999(2).............................     1.00        0.03           -         (0.03)             -         1.00        4.61
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $   -        $(0.04)         $   -        $1.00        4.34%
    1999(3).............................     1.00        0.03           -         (0.03)             -         1.00        4.49
----------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
----------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $1.00       $0.04       $   -        $(0.04)         $   -        $1.00        4.15%
    1999................................     1.00        0.04           -         (0.04)             -         1.00        4.50
    1998(4).............................     1.00        0.02           -         (0.02)             -         1.00        4.74

                                                                                 RATIO OF    RATIO OF
                                                                                 EXPENSES      NET
                                                                     RATIO OF       TO      INVESTMENT
                                                                       NET       AVERAGE      INCOME
                                                         RATIO OF   INVESTMENT     NET      TO AVERAGE
                                           NET ASSETS    EXPENSES     INCOME      ASSETS    NET ASSETS
                                             END OF     TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                                          PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                                          ------------  ----------  ----------  ----------  ----------

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $26,342        0.93%       4.44%       1.16%       4.21%
    1999(1).............................      6,669        0.93        4.36        1.14        4.15
-------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $14,423        0.95%       4.49%       0.99%       4.45%
    1999(2).............................      5,645        0.95        4.35        1.00        4.30
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $22,547        0.95%       4.42%       1.05%       4.32%
    1999(3).............................      3,248        0.95        4.37        1.05        4.27
----------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
----------------------------------------------------------------------------------------------------------------------------------
  SWEEP CLASS
    2000................................    $82,785        0.95%       4.08%       1.06%       3.97%
    1999................................     72,368        0.95        4.40        1.07        4.28
    1998(4).............................     69,066        0.95        4.71        1.08        4.58

(1) Money Market Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
(2) Prime Obligation Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.
(3) Government Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.
(4) Treasury Sweep Class shares were offered beginning August 1, 1997. All ratios and total return for that period have been annualized.

 SEI Daily Income Trust

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
------------------------------------------------

The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

                             SEI DAILY INCOME TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated May 31, 2000. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-4
Investment Limitations......................................    S-17
Description of Ratings......................................    S-19
The Administrator...........................................    S-22
The Adviser.................................................    S-24
Distribution and Shareholder Servicing......................    S-25
Trustees and Officers of the Trust..........................    S-27
Performance.................................................    S-30
Determination of Net Asset Value............................    S-33
Purchase and Redemption of Shares...........................    S-34
Taxes.......................................................    S-35
Portfolio Transactions......................................    S-36
Description of Shares.......................................    S-38
Limitation of Trustees' Liability...........................    S-38
Code of Ethics..............................................    S-38
Voting......................................................    S-38
Shareholder Liability.......................................    S-38
Control Persons and Principal Holders of Securities.........    S-39
Custodians and Wire Agent...................................    S-53
Experts.....................................................    S-53
Legal Counsel...............................................    S-53
Financial Statements........................................    S-53

May 31, 2000


SEI-F-045-10

                                   THE TRUST


    The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A, Class B, Class C, Class H, CNI Class and/or Sweep Class shares pertaining to distribution and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.


    This Statement of Additional Information relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund," and, together, the "Funds") and any different classes of the Funds. Currently, the Federal Securities and Treasury Securities Daily Income Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES


    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) investments permitted for the Government II Fund (see below); and (vii) repurchase agreements involving any of the foregoing obligations.



    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial, including asset-backed securities, paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality;
(iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) investments permitted for the Government II Fund (see below); and (vi) repurchase agreements involving any of the foregoing obligations.


    GOVERNMENT FUND--The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.

    GOVERNMENT II FUND--The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Since the Government II Fund invests exclusively in U.S. Treasury Obligations, its income is not subject to state or local taxations.

    TREASURY FUND--The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by such obligations.

    TREASURY II FUND--The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.


    CORPORATE DAILY INCOME FUND--The Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in obligations of U.S. domiciled issuers (not including foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization (each an "NRSRO") or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (ii) obligations (certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions, provided that such institutions have net assets of at least
$500 million as of the end of their most recent fiscal year; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities;
(vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; and (vii) repurchase agreements involving the foregoing securities.



    The Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. Securities rated in the lowest category of investment grade may have speculative characteristics. In the event a security owned by the Fund is downgraded below these rating categories, the Adviser will take appropriate action with regard to such security. Under normal conditions, the Fund's duration will range from half a year to one and a half years.


    TREASURY SECURITIES DAILY INCOME FUND--The Treasury Securities Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; and
(ii) repurchase
agreements involving such obligations. Under normal conditions, the Fund's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years.


    SHORT-DURATION GOVERNMENT FUND--The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in
(i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, including Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may also invest in swaps, caps and floors as described in this Statement of Additional Information, as a hedging strategy. Under normal market conditions, the Fund will have a duration of up to three years.


    INTERMEDIATE-DURATION GOVERNMENT FUND--The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund and may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments) and related options, swaps, caps and floors, as described in this Statement of Additional Information, as a hedging strategy. Under normal market conditions, this Fund will have a duration of two and one-half to five years.

    GNMA FUND--The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 65% of the total assets of the Fund will, under normal circumstances, be invested in instruments issued by GNMA. In addition, the GNMA Fund may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as described in this Statement of Additional Information, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers.

    FEDERAL SECURITIES FUND--The Federal Securities Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in general obligations issued by the U.S. Treasury and repurchase agreements involving such obligations.

    There can be no assurance that the Funds will achieve their respective investment objectives.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--The Money Market, Prime Obligation, and Corporate Daily Income Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Corporate Daily Income, Money Market and Prime Obligation Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    COMMERCIAL PAPER RATINGS: The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson BankWatch ("Thomson") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

           Prime-1    Superior Quality
           Prime-2    Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly lower in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating category assigned by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    DOLLAR ROLLS--The GNMA Fund may enter into dollar rolls. Dollars rolls and "covered rolls" are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll commitment period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Fund may or may not take delivery of the securities the Fund has contracted to purchase.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Money Market Fund may invest in foreign securities. These instruments may subject the holder to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Transactions in the foregoing instruments may be entered into by certain Funds on U.S. exchanges regulated by the Securities and Exchange Commission ("SEC") or the Commodities Futures Trading Commission ("CFTC"). Over-the-counter transactions involve certain risks which may not be present in an exchange environment.

    FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds may enter into futures contracts for hedging purposes only. A futures contract is a bilateral agreement providing for the purchase and sale for future delivery of a fixed income security, or a futures contract may be based on municipal bond or other financial indices, including any index of fixed income securities. A "sale" of a futures contract means a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Although futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date without the making or taking of delivery by "closing out" the contract, that is, by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for settlement in the same month, subject to the availability of a liquid secondary market; there can be no assurance that a liquid secondary market will exist for any particular futures contract. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures contracts have been designed by exchanges, which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, three-month U.S. Treasury Bills and bank certificates of deposit. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of an additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of the excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

    At the time of delivery of securities pursuant to a futures contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The purpose of the purchase or sale of a futures contract, in the case of a Fund that holds or intends to acquire long-term fixed income securities, is to hedge, that is, to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the use of futures contracts as an investment technique allows a Fund to maintain a hedging position without having to sell its Fund securities.

    Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy long-term bonds. To the extent a Fund purchases futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.


    In order to insure that no Fund will be deemed to be a "commodity pool" as defined in CFTC Regulations, all futures transactions must constitute either bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the portfolio upon sale of open futures contracts.


    OPTIONS ON FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Funds, subject to any applicable laws, may purchase and write options on futures contracts ("options on futures contracts") for hedging purposes only. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract (i.e., a purchase of the futures contract), in the case of a call option, or a "short" position in the underlying futures contract (i.e., a sale of the futures contract), in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such options on futures contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, Wellington Management Company, LLP (the "Adviser") may purchase a call option on a futures contract on behalf of the Fund to hedge against a market advance due to declining interest rates.


    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the options is higher than the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. A straddle involves the simultaneous writing of put and call options with respect to a futures contract. The Funds will cover these straddles in accordance with applicable law. Depending on the degree of correlation between changes in the value of the portfolio securities of a Fund and changes in the value of its futures positions, a Fund's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of the Fund's securities. The writer of an option on a futures contract is subject to the requirement of initial and variation margin payments.


    A Fund may cover the writing of call options on futures contracts
(a) through purchases of the underlying futures contract, or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Trust on behalf of a Fund in cash, cash equivalents or U.S. Treasury securities in a segregated account with its custodian. The Trust may cover the writing of put options on futures contracts on behalf of a Fund (a) through sales of the underlying futures contract, (b) through segregation of cash, cash equivalents or U.S. Treasury securities in an amount equal to the value of the security or index underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. Put and call options on futures contracts written by the Trust on behalf of a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.

    The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs, although in order to realize a profit, it may be necessary to exercise the option and close out the underlying futures contract, subject to the risks of futures trading described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writing of an option on a futures contract, however, involves all of the risks of futures trading, including the requirement to make initial and variation margin payments.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of futures contracts and options on futures contracts. For example, the Trust's ability to effectively hedge all or a portion of the holdings of a Fund through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's holdings. The trading of futures contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation, while the writing of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options.

    Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund unable to close out a futures position would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability of the Fund to hedge effectively. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Moreover, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of a Fund that has entered into a futures contract would be poorer than if it had not entered into any such contract. If, for example, a Fund has hedged against the possibility of an increase in interest rates, which increase would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its hedged bonds because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may, therefore, have to sell securities at a time when it may be disadvantageous to do so.

    The risk of loss in trading futures contracts in some strategies can be substantial, due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total (100%) loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because a Fund will engage in futures strategies only for hedging purposes, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of transacting in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less than the risk from the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

    ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MORTGAGE-BACKED SECURITIES--The Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 15- and 30-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of such securities, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Adviser.


    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage

Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investments conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    PARALLEL PAY SECURITIES, PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments, and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    RESETS: Interest rates on the mortgages underlying the adjustable rate securities and other floating rate securities are reset at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost-of-funds index or a moving average of mortgage rates. Commonly used indices include the one-year and three-year constant maturity Treasury rates (CMT), the three-month Treasury Bill rate, the 180-day Treasury Bill rate, the Eleventh District Federal Home Loan Bank Cost-of-Funds Index, and the one-month, three-month, six-month or one-year London Interbank Offered Rate.

    CAPS AND FLOORS: Underlying mortgages or other obligations that collateralize the adjustable rate securities and other floating rate securities will frequently have caps and floors, which limits the maximum amount by which the loan rate may change up or down, either at each reset or adjustment interval or over the life of the loan. This provides the mortgage borrower and lender some degree of protection against large changes in monthly payments. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, i.e., an increase in the balance of the mortgage loan. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMs"), collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") in which a Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates. Since the interest rates on many mortgages underlying ARMs, CMOs and REMICs are reset on an annual basis and generally are subject to caps, it can be expected that the prices of such ARMs, CMOs and REMICs will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs, CMOs or REMICs. In this regard, the net asset value of the Trust's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss, or less gain than might otherwise be achieved, if they redeem their shares of the Trust before the interest rates on the mortgages underlying the Trust's portfolio securities are adjusted to reflect prevailing market interest rates.

    MUNICIPAL SECURITIES--The Money Market and Prime Obligation Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.


    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.


    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. Satisfactory capacity to pay principal and interest.


    REPURCHASE AGREEMENTS--Each Fund, except the Government II and Treasury II Funds, may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price, which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser will only enter into repurchase agreements with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security shall be fully collateralized at all times. This underlying security will be marked to market daily and the Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Fund must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if that Fund is treated as an unsecured creditor. Repurchase Agreements are considered loans under the Investment Company Act of 1940 (the "1940 Act").


    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    SWAPS, CAPS, FLOORS AND COLLARS--The Intermediate-Duration Government, GNMA and Short-Duration Government Funds may invest in swaps, caps and floors as a hedging strategy. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.


    The Funds will enter into interest rate and mortgage swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Since these transactions are entered into for good faith hedging purposes, the Trust and the Adviser do not believe that such obligations constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Trust's or the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or mortgage swap will be accrued on a daily basis and an amount of cash or liquid securities rated in one of the top three ratings categories by Moody's or S&P, or, if unrated by either Moody's or S&P, deemed by the Adviser to be of comparable quality having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.


    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Each Fund, except the Treasury, Treasury II, Federal Securities and Treasury Securities Daily Income Funds, may invest in U.S. agency obligations. Various agencies of the U.S. Government, issue obligations, including, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA), others (in which all Funds permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury and still others (in which only the Corporate Daily Income Fund may invest) are supported only by the credit of the instrumentality (E.G., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.


    VARIABLE OR FLOATING RATE INSTRUMENTS--Each of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

    Segregated accounts comprised of cash or liquid securities will be established with the custodian for a Fund in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the appropriate Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


A Fund may not:


 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that any money market fund except the Money Market and Prime Obligation Funds may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act; and further provided that this limitation only applies to 75% of the total assets of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, GNMA, and Federal Securities Funds.


 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Funds) futures contracts. However, subject to its permitted investments, the Funds may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

    Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholders' approval.

    In addition, it is a non-fundamental policy of the Portfolios not to invest in oil, gas or mineral leases.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  Risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered
BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH IBCA LONG-TERM RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, never-theless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
            This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
            however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A
            "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.
            While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.
            Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated
            "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
                 Risk factors are very small.

    GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH IBCA SHORT-TERM RATINGS

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added
                 "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                Default. Denotes actual or imminent payment default.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                               THE ADMINISTRATOR

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement with respect to each Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of that Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to any Fund by the Trustees of the Trust, by a vote of a majority of the outstanding shares of that Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Armada Advantage Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.



    The Administrator is obligated under the Management Agreement to pay the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2000. The Administrator has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than (i) 0.20% of the Class A Shares of the Prime Obligation, Government II and Treasury Funds; (ii) 0.25% of the Class A Shares of Treasury II and Government Funds; (iii) 1.00% of the Class A Shares of the Federal Securities and Money Market Funds; (iv) 0.50% of the Class B Shares of the Prime Obligation, Government II, and Treasury Funds; (v) 0.55% of the Class B Shares of the Treasury II and Government Funds; (vi) 1.30% of the Class B Shares of the Money Market Fund; (vii) 0.70% of the Class C Shares of the Prime Obligation,

Government II and Treasury Funds; (viii) 0.75% of the Class C Shares of the Treasury II and Government Funds; (ix) 1.50% of the Class C Shares of the Money Market Fund; and (x) 1.00% of the CNI Class Shares of the Government Fund, each on an annualized basis. The Administrator has voluntarily agreed to waive up to all of its fee in order to limit total operating expenses to not more than
(i) 0.20% of the average daily net assets of the Class A Shares of the Money Market and Government Funds , 0.35% of the average daily net assets of the Class A Shares of the Corporate Daily Income Fund, 0.45% of the average daily net assets of the Class A Shares of the Short-Duration Government Fund, 0.50% of the average daily net assets of the Class A Shares of the Short-Duration Government Fund and 0.60% of the average daily net assets of the Class A Shares of the Federal Securities and GNMA Funds; (ii) 0.48% of the average daily net assets of the Class B Shares of the Money Market Fund, 0.50% of the average daily net assets of the Class B Shares of the Government Fund and 0.75% of the average daily net assets of the Class B Shares of the Short-Duration Government Fund;
(iii) 0.68% of the average daily net assets of the Class C Shares of the Money Market Fund and 0.70% of the average daily net assets of the Class C Shares of the Government Fund; and (iv) 0.85% of the average daily net assets of the CNI Class Shares of the Government Fund, each on an annualized basis. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.


    For the fiscal years ended January 31, 1998, 1999 and 2000 the Funds paid fees to the Administrator as follows:


                                                     FEES PAID (000)                 FEE WAIVERS (000)
                                              ------------------------------   ------------------------------
                                                1998       1999       2000       1998       1999       2000
                                              --------   --------   --------   --------   --------   --------
Money Market Fund...........................   $  775     $1,283     $1,104     $1,309     $1,868     $1,901
Prime Obligation Fund.......................   $4,887     $6,270     $7,953     $1,357     $1,364     $1,637
Government Fund.............................   $1,481     $2,116     $1,275     $  886     $1,132     $  670
Government II Fund..........................   $1,288     $1,405     $1,534     $  406     $  353     $  314
Treasury Fund...............................   $  226     $  638     $  747     $  214     $  456     $  496
Treasury II Fund............................   $1,687     $1,512     $1,239     $  367     $  246     $  157
Federal Securities Fund.....................     *          *          *          *          *          *
Corporate Daily Income Fund.................   $  136     $  183     $  267     $   68     $   94     $  106
Treasury Securities Daily Income Fund.......     *          *          *          *          *          *
Short-Duration Government Fund..............   $  245     $  287     $  367     $   30     $   32     $   25
Intermediate-Duration Government Fund.......   $  390     $  409     $  455     $   14     $    8     $    0
GNMA Fund...................................   $  276     $  279     $  328     $    1     $    0     $    0


------------------------

*   Not in operation during such period.

                                  THE ADVISER


    The Trust and Wellington Management Company, LLP (the "Adviser" or Wellington Management) have entered into four advisory agreements (the "Advisory Agreements," and each an "Advisory Agreement") dated September 30, 1983, December 15, 1986, August 4, 1993 and June 30, 1994, respectively. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.



    Wellington Management serves as the investment adviser for each Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Under the Advisory Agreement, the Adviser invests the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 2000, the Adviser had discretionary management authority with respect to approximately $248 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


    The continuance of an Advisory Agreement with respect to a Fund after the first two (2) years of such Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.


    The Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: 0.075% of the combined daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds up to
$500 million and 0.02% of such net assets in excess of $500 million; 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and 0.10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to
$500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.


    For the fiscal years ended January 31, 1998, 1999 and 2000 the Funds paid advisory fees as follows:


                                                              FEES PAID (000)                 FEE WAIVERS (000)
                                                       ------------------------------   ------------------------------
                                                         1998       1999       2000       1998       1999       2000
                                                       --------   --------   --------   --------   --------   --------
Money Market Fund....................................    $ 36       $ 69       $113       $115       $153       $ 97
Prime Obligation Fund................................    $233       $293       $631       $557       $641       $536
Government Fund......................................    $ 57       $ 79       $101       $180       $236       $ 90
Government II Fund...................................    $ 61       $ 65       $122       $154       $150       $103
Treasury Fund........................................    $  8       $ 23       $ 65       $ 36       $ 83       $ 55
Treasury II Fund.....................................    $ 69       $ 61       $ 72       $137       $110       $ 62
Federal Securities Fund..............................    *          *          *          *          *          *
Corporate Daily Income Fund..........................    $ 33       $ 44       $ 65       $ 25       $ 35       $ 42
Treasury Securities Daily Income Fund................    *          *          *          *          *          *
Short-Duration Government Fund.......................    $ 64       $ 72       $ 93       $ 15       $ 19       $ 19
Intermediate-Duration Government Fund................    $104       $110       $130       $ 11       $  9       $  0
GNMA Fund............................................    $ 85       $ 86       $103       $  1       $  1       $  0


------------------------


*   Not in operation during such period.


                     DISTRIBUTION AND SHAREHOLDER SERVICING


    The Trust has adopted a Distribution Plan (the "Plan") for the Sweep Class Shares of each Fund that offers Sweep Class Shares (only the Money Market, Prime Obligation, Government, Government II,

Treasury and Treasury II Funds offer Sweep Class Shares) and CNI Class Shares of the Government Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.



    The Plan adopted by the Sweep Class shareholders provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of a Fund's Sweep Class Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Sweep Class shareholders or to their customers who beneficially own Sweep Class Shares.



    The CNI Class Distribution Plan provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of the Government Fund's CNI Class Shares that the Distributor can use to compensate CNI Class shareholders that provide distribution-related services to their customers.


    Payments may be made under the Sweep Class and CNI Class Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.


    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


    For the fiscal year ended January 31, 2000, the Funds incurred the following 12b-1 expenses:


                                                                                       AMOUNT PAID TO
                                                                                       3RD PARTIES BY
                                                                        TOTAL 12B-1      SIDCO FOR
                                                                        EXPENSES AS     DISTRIBUTOR
                                                        TOTAL 12B-1     A % OF NET    RELATED SERVICES
FUND                                            CLASS  EXPENSES (000)     ASSETS           (000)
----                                            -----  --------------   -----------   ----------------
Government Fund...............................  CNI        $1,863          0.50%           $1,863
Money Market Fund.............................  Sweep      $   71          0.50%           $   71
Prime Obligation Fund.........................  Sweep      $   51          0.50%           $   51
Government Fund...............................  Sweep      $   36          0.50%           $   36
Treasury Fund.................................  Sweep      $  457          0.50%           $  457



    The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, Class H, CNI Class and Sweep Class Shares (the "Service Plans"), and Administrative Services Plans for their

Class B, Class C and Class H Shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


                       TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Armada Advantage Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market St., Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1976, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor; Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance

Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    ROSEMARIE B. GRECO (DOB 3/31/46)--Trustee--Principal, Grecoventures (consulting firm) since August 1997; President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc.


    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of The Advisor's Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, and SEI Tax Exempt Trust.


    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC, and Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, Senior Vice President, General Counsel, and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of SIMC, the Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991; Vice President and Treasurer of SIMC and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995; Director of Taxes of SEI Investments 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and Distributor since December 1999. Associate at White and Williams, LLP, 1991-1999. Associate at Montgomery, McCracken, Walker and Rhoads, 1990-1991.


    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1989, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.


    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--President of the Administrator and Senior Vice President of SEI Investment Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Fund Accounting and Administration of the Administator, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.


    The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

                               COMPENSATION TABLE


                                                   PENSION OR
                                AGGREGATE      RETIREMENT BENEFITS                         TOTAL COMPENSATION FROM
                              COMPENSATION         ACCRUED AS        ESTIMATED ANNUAL        REGISTRANT AND FUND
NAME OF                      FROM REGISTRANT         PART OF          BENEFITS UPON     COMPLEX PAID TO DIRECTORS FOR
PERSON AND POSITION          FOR FYE 1/31/00      FUND EXPENSES         RETIREMENT               FYE 1/31/00
-------------------          ---------------   -------------------   ----------------   -----------------------------
Robert A. Nesher,
  Trustee*.................      $     0               $0                   $0          $0 for services on 9 boards
William M. Doran,
  Trustee*.................      $     0               $0                   $0          $0 for services on 9 boards
F. Wendell Gooch,
  Trustee**................      $14,222               $0                   $0          $110,000 for services on
                                                                                          9 boards
Rosemarie B. Greco***......      $     0               $0                   $0          $0 for services on 9 boards
James M. Storey,
  Trustee**................      $14,222               $0                   $0          $110,000 for services on
                                                                                          9 boards
George J. Sullivan,
  Trustee**................      $14,222               $0                   $0          $110,000 for services on
                                                                                          9 boards


------------------------

  * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940.

 ** Messrs. Gooch, Storey, and Sullivan serve as members of the Audit Committee of the Trust.


*** Ms. Greco was elected as a Trustee at the March 20-21, 2000 SEI I Board of
    Trustees meeting.


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    These money market Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    From time to time, the Trust may advertise the yield of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and/or Treasury Securities Daily Income Funds. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:
Yield = 2[(((a-b)/ cd) + 1)TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instrument in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the seven-day period ended January 31, 2000, the end of the Trust's most recent fiscal year, the current and effective yields for each money market Fund were as follows:


                                                                  SEVEN-DAY YIELD
                                                              -----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ----------
CLASS A
  Money Market Fund.........................................    5.61%        5.77%
  Prime Obligation Fund.....................................    5.75%        5.91%
  Government Fund...........................................    5.59%        5.74%
  Government II Fund........................................    5.39%        5.54%
  Treasury Fund.............................................    5.30%        5.44%
  Treasury II Fund..........................................    5.05%        5.18%

                                                                  SEVEN-DAY YIELD
                                                              -----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ----------
CLASS B
  Money Market Fund.........................................    5.31%        5.45%
  Prime Obligation Fund.....................................    5.45%        5.60%
  Government Fund...........................................    5.29%        5.43%
  Government II Fund........................................    5.10%        5.23%
  Treasury Fund.............................................    5.00%        5.13%
  Treasury II Fund..........................................    4.75%        4.86%
CLASS C
  Money Market Fund.........................................    5.11%        5.24%
  Prime Obligation Fund.....................................    5.25%        5.39%
  Government Fund...........................................    5.09%        5.22%
  Government II Fund........................................    4.90%        5.02%
  Treasury Fund.............................................    4.80%        4.92%
  Treasury II Fund..........................................    4.55%        4.65%
CLASS H
  Prime Obligation Fund.....................................      *            *
SWEEP CLASS
  Money Market Fund.........................................    4.86%        4.98%
  Prime Obligation Fund.....................................    5.00%        5.13%
  Government Fund...........................................    4.84%        4.96%
  Treasury Fund.............................................    4.55%        4.66%


    For the 30-day period ended January 31, 2000, the yield of each non-money market Fund was as follows:


FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  Corporate Daily Income Fund...............................     6.09%
  Short-Duration Government Fund............................     5.93%
  Intermediate-Duration Government Fund.....................     6.04%
  GNMA Fund.................................................     6.30%
CLASS B
  Short-Duration Government Fund............................     5.54%


    From time to time, the Trust may advertise total return for one or more of the following Funds: Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income. The total return of a Fund refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 2000 and for the one, five and ten year periods ended January 31, 2000 were as follows:


                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                             --------------------------------------------------
                                                                            FIVE                       SINCE
FUND                            CLASS                        ONE YEAR       YEAR         TEN YEAR      INCEPTION
------------------------------  ---------------------------   -----         -----         -----         -----
Corporate Daily Income          Class A(1).................    3.77%         5.89%         *             5.23%
  Fund                          Class B....................    *             *             *             *
                                Class C....................    *             *             *             *
Treasury Securities Daily       Class A....................    *             *             *             *
  Income Fund                   Class B....................    *             *             *             *
                                Class C....................    *             *             *             *
Short-Duration Government       Class A(2).................    2.22%         6.13%         6.24%         6.36%
  Fund                          Class B(3).................    1.90%         5.83%         *             5.65%
                                Class C....................    *             *             *             *
Intermediate-Duration           Class A(4).................   (0.77)%        6.52%         6.83%         6.75%
  Government Fund
GNMA Fund                       Class A(5).................   (1.18)%        6.84%         7.32%         7.27%
                                Class B(6).................    *             *             *             *
Money Market Fund               Class A(7).................    5.19%         5.55%         5.27%         6.42%
                                Class B(8).................    4.87%         *             *             5.11%
                                Class C(9).................    4.66%         *             *             4.99%
                                Sweep Class(10)............    4.40%         *             *             4.48%
Prime Obligation Fund           Class A(11)................    5.25%         5.53%         5.32%         5.33%
                                Class B(12)................    4.93%         5.22%         *             4.64%
                                Class C(13)................    4.72%         *             *             4.91%
                                Class H(31)................    *             *             *             *
                                Sweep Class(14)............    4.40%         *             *             4.50%
Government Fund                 Class A(15)................    5.12%         *             *             5.37%
                                Class B(16)................    4.81%         *             *             5.07%
                                Class C(17)................    4.60%         *             *             4.81%
                                CNI Class (18).............    *             *             *             *
                                Sweep Class(19)............    4.34%         *             *             4.42%
Government II Fund              Class A(20)................    5.05%         5.39%         5.16%         5.82%
                                Class B(21)................    4.74%         5.08%         *             4.54%
                                Class C(22)................    4.53%         *             *             4.76%
                                Sweep Class................    *             *             *             *
Treasury Fund                   Class A(23)................    4.93%         5.38%         *             4.79%
                                Class B(24)................    4.62%         *             *             4.89%
                                Class C(25)................    4.41%         *             *             4.79%
                                Sweep Class(26)............    4.15%         *             *             4.43%
Treasury II Fund                Class A(27)................    4.60%         5.06%         4.90%         5.04%
                                Class B(28)................    4.30%         4.75%         *             4.55%
                                Class C(29)................    4.08%         *             *             4.50%
                                Sweep Class................    *             *             *             *
Federal Securities Fund         Class A(30)................    *             *             *             *


------------------------

  * Not in operation during period.

 (1) Corporate Daily Income Class A shares were offered beginning September 28, 1993.

 (2) Short-Duration Government Class A shares were offered beginning February 17, 1987.

 (3) Short-Duration Government Class B shares were offered beginning November 5, 1990.

 (4) Intermediate-Duration Government Class A shares were offered beginning February 17, 1987.

 (5) GNMA Class A shares were offered beginning March 20, 1987.

 (6) GNMA Class B shares were offered beginning July 12, 1994. GNMA Class B shares were fully liquidated on July 10, 1996.

 (7) Money Market Class A shares were offered beginning November 15, 1983.

 (8) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997.

 (9) Money Market Class C shares were offered beginning May 17, 1995.

(10) Money Market Sweep Class Shares were offered beginning July 15, 1998.

(11) Prime Obligation Class A shares were offered beginning December 22, 1987.

(12) Prime Obligation Class B shares were offered beginning March 26, 1991.

(13) Prime Obligation Class C shares were reoffered beginning April 30, 1996 and were fully liquidated October 27, 1994.

(14) Prime Obligation Sweep Class Shares were offered beginning May 18, 1998.

(15) Government Class A shares were offered beginning March 8, 1992, were fully liquidated June 2, 1993 and were reoffered beginning October 27, 1995.

(16) Government Class B shares were offered beginning August 22, 1995.

(17) Government Class C shares were offered beginning July 1, 1997.


(18) Government Class CNI shares (formerly Class G and C) were fully liquidated June 21, 1999.


(19) Government Sweep Class Shares were offered beginning June 4, 1998.


(20) Government II Class A shares were offered beginning December 9, 1985.


(21) Government II Class B shares were offered beginning January 28, 1991.

(22) Government II Class C shares were offered beginning November 27, 1996.

(23) Treasury Class A shares were offered beginning September 30, 1992.

(24) Treasury Class B shares were offered beginning August 4, 1997.

(25) Treasury Class C shares were offered beginning July 27, 1995.

(26) Treasury Sweep Class shares were offered beginning August 1, 1997.

(27) Treasury II Class A shares were offered beginning July 28, 1989.

(28) Treasury II Class B shares were offered beginning February 15, 1990.

(29) Treasury II Class C shares were offered beginning May 8, 1995.

(30) Federal Securities Class A shares were offered beginning November 12, 1982, and were fully liquidated July 15, 1994.


(31) Prime Obligation Class H Shares have not been offered prior to the date of this Statement of Additional Information.


    The Funds may, from time to time, compare their performance to the performance of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Trust's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds) and the maintenance of the Trust's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective for any Fund. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income Funds may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Adviser(s), the Distributor and/or the Custodian(s) are not open for business.

    The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless (a) such securities meet the investment objective and policies of the Fund; (b) the securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable (and not established only by evaluation).

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A RIC


    In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following
(i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days during the 90-day period beginning on the date which is 45 days before the date on which such shares become "ex-dividend" with respect to such dividend.


    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 1996, 1997 and 1998, no Fund paid any brokerage commissions.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers-dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.


    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2000: the Corporate Daily Income Fund held a repurchase agreement issued by PaineWebber in the amount of $3.989 million; the Government Fund held repurchase agreements issued by ABN-Amro in the amount of $75 million and Lehman Brothers, Inc. in the amount of $45.6 million; the Short-Duration Government Fund held a repurchase agreement issued by PaineWebber in the amount of $5.397 million; the Intermediate-Duration Government Fund held a repurchase agreement issued by PaineWebber in the amount of $9.04 million; the Prime Obligation Fund held repurchase agreements issued by Lehman Brothers, Inc. in the amount of $1.1 million, Goldman Sachs Group in the amount of $190 million, and Warburg Dillion in the amount of $65 million; the GNMA Fund held a repurchase agreement issued by PaineWebber in the amount of $233,000; the Money Market Fund held repurchase agreements issued by ABN-Amro in the amount of $30 million and Lehman Brothers, Inc. in the amount of $29 million; and the Treasury Fund held repurchase agreements issued by ABN-Amro in the amount of $65 million, Barclay De Zoete Wedd in the amount of $82.8 million, Goldman Sachs Group in the amount of $77.2 million, Lehman Brothers, Inc. in the amount of $29 million, Morgan Stanley in the amount of $80 million, Paribas Corporation in the amount of $53 million, and Warburg Dillion in the amount of $45 million.



    The portfolio turnover rate for each fixed income fund for the fiscal years ending January 31, 1997, 1998 and 1999 was as follows:



                                                                       TURNOVER RATE
                                                            ------------------------------------
FUND                                                          1998          1999          2000
----                                                        --------      --------      --------
Short-Duration Government Fund............................    166%           90%          102%
Intermediate-Duration Government Fund.....................     57%           21%           31%
GNMA Fund.................................................      4%           27%           29%
Corporate Daily Income Fund...............................    108%           48%           71%


    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a PRO RATA share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.


                                     VOTING

    Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of May 5, 2000, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.



                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
CLASS A
Money Market Fund             One Park Media Services Inc..........         51,236,683            11.91%
                              Attn: Connie S. Linhart
                              1201 Market St. Ste 1701
                              Wilmington, DE 19801-1164

                              Lorillard Tobacco Company............         75,000,000            17.44%
                              Manager Treasury Operations
                              714 Green Valley Road
                              Greensboro, NC 27408-7018

                              SEI Trust Company....................         43,282,690            10.06%
                              Attn: Jackie Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              SEI Trust Co.........................         57,152,542            13.29%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

Prime Obligation Fund         Hare & Co............................        386,946,132             9.90%
                              c/o Bank of New York
                              Attn: Bimal Saha/Stif
                              One Wall Street 2nd Floor
                              New York, NY 10005-2501

                              Union Bank of California.............        225,938,729             5.78%
                              Attn: Jeanne Chizek or Julie Parra
                              P.O. Box 109
                              San Diego, CA 92112

                              The New Hillman Company..............        675,435,541            17.28%
                              c/o Amalgamated Bank of New York
                              Attn: Rosemarie Rodin
                              1115 Union Avenue
                              Bronx, NY 10459-2792

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
Government Fund               Burns and McDonnell Engineering......         37,606,671            17.85%
                              9400 Ward Parkway
                              Kansas City, MO 64114-3319

                              City of Houston......................         18,623,461             8.84%
                              Attn: C.M. Bailey
                              901 Bagby St. Floor 10
                              Houston, TX 77002-2526

                              SEI Trust Co.........................         19,070,989             9.05%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              People's Bank........................         56,769,051            26.95%
                              Attn: Trust Dept., Mary Lou Varnum
                              850 Main St., RC 13-505
                              Bridgeport, CT 06604-4917

                              Southwest Guaranty Trust Company.....         11,328,136             5.38%
                              Attn: Stephanie Crippen
                              10411 Westheimer Rd. Ste 200
                              Houston, TX 77042-3500

Government II Fund            Fleet Investment Operations..........        123,730,914            16.54%
                              NY/RO/TO3C
                              159 E. Main St.
                              Rochester, NY 14606-1605

                              PABL & Co............................         92,530,128            12.37%
                              c/o Peabody & Arnold
                              Attn: Peggy Ohrenberger
                              50 Rowes Wharf
                              Boston, MA 02110-3339

                              Houston Trust Co.....................         38,207,652             5.11%
                              Attn: April Johnson/Maureen Burns
                              c/o SEI Trust Co.
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              United States Trust Company..........        204,885,056            27.40%
                              Attn: Rich Lynch
                              P.O. Box 131
                              Boston, MA 02101-0131

                              CANAT & Co...........................         47,498,168             6.35%
                              c/o United National Bank & Trust Co.
                              Attn: Marcia Papacostas
                              220 Market Avenue South
                              Canton, OH 44702-2180

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Trust Co.........................         51,558,466             6.89%
                              c/o The Peoples Bank
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              MEG and Co...........................         41,064,657             5.49%
                              c/o United States National Bank
                              Attn: Debbie Moraca
                              P.O. Box 520
                              Johnstown, PA 15907-0520

Treasury Fund                 US Bancorp Trust Company.............         10,712,275             8.24%
                              Attn: Sweep Desk
                              P.O. Box 520
                              Johnstown, PA 15907-0520

                              KPMG LLP.............................         27,000,000            20.78%
                              Attn: Jarvey Skolnick
                              3 Chestnutridge Rd.
                              Montvale, NJ 07645-1842

                              CTC Illinois Trust Company...........          9,175,113             7.06%
                              Custodian for: Reliance Insurance Co.
                              Attn: Karen Krystof
                              209 W. Jackson
                              Chicago, IL 60606-6907

                              Judy Baar Topinka IL State Treasure...        10,000,000             7.70%
                              Regular Acct.
                              Attn: Rhonda Poeschel
                              300 W. Jefferson St.
                              Springfield, IL 62702-5041

                              WABANC & Co..........................         16,486,117            12.69%
                              c/o Washington Trust Bank
                              Attn: Lyla Morgenstern
                              P.O. Box 2127
                              Spokane, WA 99210-2127

                              BMS and Company                               30,913,870            23.79%
                              c/o Central Trust Bank
                              Attn: Wanda McGlade
                              P.O. Box 779
                              Jefferson City, MO 65102-0779

                              LANABAL..............................          9,321,651             7.17%
                              c/o The Laredo National Bank
                              P.O. Drawer 59
                              Laredo, TX 78042-0059

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
Treasury II                   The Farmers Company..................         23,741,550             5.80%
                              c/o Farmers First Bank-Lititz
                              Attn: Wendy Basehoar
                              P.O. Box 1000
                              Lititz, PA 17543-7000

                              BMS and Company......................         33,522,418             8.18%
                              c/o Central Trust Bank
                              Attn: Wanda McGlade
                              P.O. Box 779
                              Jefferson City, MO 65102-0779

                              Bellford & Co........................         27,776,635             6.78%
                              Family Financial Strategies
                              Attn: Dawn Ohmann
                              600 Highway 169 S Ste 850
                              St. Louis Park, MN 55426-1204

                              Trulin & Co..........................         27,575,273             6.73%
                              c/o Chase Manhattan Bank
                              Attn: Settlement Dept.
                              P.O. Box 1412
                              Rochester, Ny 14603-1412

                              The New Hillman Company..............        140,619,854            34.33%
                              c/o Amalgamated Bank of New York
                              Attn: Rosemarie Rodin
                              1115 Union Avenue
                              Bronx, NY 10459-2792

Short Duration                Capital City Trust Company...........            994,131            11.71%
Government Fund               Attn: Linda Glessner
                              P.O. Box 1549
                              Tallahassee, FL 32302-1549

                              Trico & Co...........................          1,003,170            11.82%
                              c/o National Bank of Commerce MS
                              Attn: Tammy Stevenson
                              P.O. Box 631
                              Columbus, MS 39703-0631

                              SEI Trust Company....................          2,825,781            33.29%
                              Attn: Jacqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              Meg and Co...........................            664,509             7.83%
                              c/o United States National Bank
                              Attn: Debbie Moraca
                              P.O. Box 520
                              Johnstown, PA 15907-0520

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
GNMA Fund                     ACNB Company.........................            509,945             6.22%
                              Adams County National Bank
                              P.O. Box 4566
                              Gettysburg, PA 17325-4566

                              SEI Trust Company....................          1,737,032            21.20%
                              Attn: Jacqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              BMS and Company......................            508,091             6.20%
                              c/o Central Trust Bank
                              Attn: Trust & Financial Services
                              P.O. Box 779
                              Jefferson City, MO 65102-0779

                              Oltrust & Co.........................            522,947             6.38%
                              c/o Old National Bank in Evansville
                              Attn: David Crow
                              P.O. Box 207
                              Evansville, IN 47702-0207

                              SEI Trust Co.........................            574,786             7.02%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

Corporate Daily Income        Banc of America Securities LLC.......          5,252,516            11.13%
Fund                          782-0037-18
                              CA5-522-15-13
                              600 Montgomery Street
                              San Francisco, CA 94111-2702

                              Roland and Company...................          2,403,851             5.09%
                              c/o Mercantile Bank NA
                              Attn: Mutual Funds Desk
                              P.O. Box 387
                              St. Louis, MO 63166-0387

                              Wellington Trust Company, NA.........          4,681,383             9.92%
                              Attn: Patrick Eastwood
                              200 State Street, Floor 10
                              Boston, MA 02109-2605

                              SEI Trust Company....................         17,069,368            36.18%
                              Attn: Jacqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

Intermediate-Duration         Citizens Bank........................            739,617             7.54%
Government Fund               c/o Trust Operations 332021
                              101 N. Washington Avenue
                              Saginaw, MI 48607-1206

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Sheldon & Co.........................          1,054,847            10.76%
                              c/o National City Bank
                              P.O. Box 94984
                              Cleveland, OH 44101-4984

                              SEI Trust Company....................          1,328,012            13.55%
                              Attn: Jacqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              SEI Trust Company....................          1,937,489            19.76%
                              Attn: Jacqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              SEI Trust Company....................            538,903             5.50%
                              Attn: Jacqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              New Haven Savings Bank...............            728,167             7.43%
                              Attn: Joan Hemperly
                              195 Church St.
                              New Haven, Ct. 06510-2009

                              Meg and Co...........................            745,290             7.60%
                              c/o United States National Bank
                              Attn: Debbie Moraca
                              P. O. Box 520
                              Johnstown, PA 15907-0520

CLASS B
Money Market Fund             Colorado Business Bank...............          4,884,254            11.09%
                              Attn: Brenda Thayer
                              821 17th Street
                              Denver, CO 80202-3040

                              Sovereign Bank.......................          5,003,887            11.37%
                              10411CM1
                              Attn: Larry Snow
                              1125 Berkshire Blvd.
                              Wyomissing, PA 19610-1232

                              First National Bank of Springdale....         10,893,428            24.74%
                              P.O. Box 249
                              Springdale, AR 72765-0249

                              California Federal Bank..............         11,911,656            27.06%
                              Business Banking Division
                              Attn: Virginia Figueroa
                              201 W. Lexington Dr. Ste 600
                              Glendale, CA 91203-2268

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
Prime Obligation Fund         Sovereign Bank.......................         22,047,502             6.74%
                              10411CM1
                              Attn: Larry Snow
                              1125 Berkshire Blvd.
                              Wyomissing, PA 19610-1232

                              Brotherhood Bank and Trust Company...         63,099,974            19.29%
                              Attn: Connie Herold
                              756 Minnesota Avenue
                              Kansas City, KS 66101-2704

                              Muir & Co............................         35,190,401            10.76%
                              c/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

                              Oltrust & Co.........................         56,886,211            17.39%
                              c/o Old National Bank in Evansville
                              Attn: David Crow
                              P.O. Box 207
                              Evansville, IN 47702-0207

                              SEI Trust Co.........................         24,859,200             7.60%
                              c/o The Peoples Bank
                              Attn: Mutual Fund Admin
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Trust Co.........................         28,585,145             8.74%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Trust Company....................         34,350,341            10.50%
                              Attn: Ian Weiss
                              1 Freedom Valley Drive
                              Oaks, PA 19456

Government Fund               Citizens First Savings Bank..........         10,313,474            13.62%
                              Attn: Don Jensen
                              525 Water Street
                              Port Huron, MI 48060-5434

                              Sterling Bank........................         21,970,692            29.01%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              Sovereign Bank.......................          5,990,678             7.91%
                              10411CM1
                              Attn: Larry Snow
                              1125 Berkshire Blvd.
                              Wyomissing, PA 19610-1232

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Brotherhood Bank and Trust Company...          7,775,337            10.26%
                              Attn: Connie Herold
                              756 Minnesota Avenue
                              Kansas City, KS 66101-2704

                              SEI Trust Co.........................          5,261,655             6.95%
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              Family Bank..........................         14,269,667            18.84%
                              c/o SEI Trust Co.
                              Attn: Mutual Fund Administrator
                              Oaks, PA 19456

Government II Fund            Compass Bank Treasury Management.....         16,319,000            15.16%
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

                              US Trust.............................         20,969,897            19.49%
                              40 Court Street
                              Boston, MA 02108-2202

                              Muir & Co............................          8,865,306             8.24%
                              c/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

                              United States Trust Company..........         28,798,887            26.76%
                              Attn: Rich Lynch
                              P.O. Box 131
                              Boston, MA 02101-0131

                              SEI Trust Co.........................         12,095,058            11.24%
                              c/o The Peoples Bank
                              Attn: Mutual Fund Admin.
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              GABCO................................          5,798,407             5.39%
                              German American Bank
                              Attn: Norm Kempf
                              711 Main Street
                              Jasper, IN 47546-3042

                              CENCO................................         10,714,647             9.96%
                              c/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Trust Co.........................          6,224,894             5.78%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

Treasury Fund                 Citizens Bank........................        125,272,819            42.96%
                              Attn: Dept. 00165 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              Sovereign Bank.......................         25,291,307             8.67%
                              10411CM1
                              Attn: Larry Snow
                              1125 Berkshire Blvd.
                              Wyomissing, PA 19610-1232

                              Sovereign Bank.......................        116,345,261            39.90%
                              10411CM1
                              Attn: Larry Snow
                              1125 Berkshire Blvd.
                              Wyomissing, PA 19610-1232

Treasury II Fund              Compass Bank Treasury Management.....          6,172,000             6.43%
                              15 South 20th Street Suite 702
                              Birmingham, AL 35233-2000

                              SEI Trust Company....................         12,968,319            13.50%
                              Attn: Jaqueline Esposito
                              680 E. Swedesford Rd.
                              Wayne, PA 19087-1610

                              Muir & Co............................         17,099,333            17.80%
                              c/o Frost National Bank
                              P.O. Box 2479
                              San Antonio, TX 78298-2479

                              Sovereign Bank.......................          8,265,414             8.60%
                              10411CM1
                              Attn: Larry Snow
                              1125 Berkshire Blvd.
                              Wyomissing, PA 19610-1232

                              SEI Trust Company....................          6,957,425             7.24%
                              Attn: Christopher Dilbeck
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              Oltrust & Co.........................          8,407,778             8.75%
                              c/o Old National Bank in Evansville
                              Attn: David Crow
                              P.O. Box 207
                              Evansville, IN 47702-0207

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              SEI Trust Co.........................          9,729,771            10.13%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              SEI Trust Company....................         10,742,320            11.18%
                              Attn: Ian Weiss
                              1 Freedom Valley Drive
                              Oaks, PA 19456

                              Family Bank..........................          6,085,323             6.33%
                              c/o SEI Trust Co.
                              Attn: Mutual Fund Administrator
                              Oaks, PA 19456

Short Duration                Union Planters Bank..................              1,431              100%
Government Fund               Attn: Upselect Janice Taylor
                              1749 Mallory Lane Suite #120
                              Brentwood, TN 37027-2931

CLASS C
Money Market Fund             Bank of Nichols Hills................         12,789,440             5.57%
                              Attn: Dana Powell
                              2644 N. W. 63rd
                              Oklahoma City, OK 73116-4902

                              Progress Bank........................         35,654,065            15.53%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              M&T Bank.............................         11,646,990             5.07%
                              Attn: Terese M. Dolan
                              P.O. Box 1377
                              Buffalo, N.Y. 14240

                              Corelink Financial Inc...............         12,773,876             5.57%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              Corelink Financial Inc...............         70,559,532            30.74%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              California Federal Bank..............         16,538,238             7.21%
                              Business Banking Division
                              Attn: Virginia Figueroa
                              201 W. Lexington Dr. Ste 600
                              Glendale, CA 91203-2268

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
Prime Obligation Fund         Progress Bank........................         55,786,677            10.54%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              Citizens Bank........................        203,243,188            38.40%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              Sterling Bank........................         36,342,896             6.87%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              First Security Bank of Utah NA.......         91,963,227            17.37%
                              Cash Management (Cash Sweep Acct.)
                              Attn: Bill Wilcox
                              61 South Main Street
                              Salt Lake City, UT 84111-1909

Government Fund               Guaranty Federal Bank, F.S.B.........         16,109,620            23.49%
                              Attn: Paula Gordon
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                              Citizens Bank........................          4,978,519             7.26%
                              Attn: Crista Penman
                              500 W. Broadway
                              Farmington, NM 87401-5986

                              Sterling Bank........................         28,391,067            41.40%
                              Attn: Joe Klingen
                              15000 Northwest Freeway
                              Houston, TX 77040-3299

                              First Community Bank.................          4,378,144             6.38%
                              Attn: Pam Wittwer
                              7272 Joshua Lane
                              Yucca Valley, CA 92284-2923

                              SEI Trust Company....................          4,009,413             5.85%
                              Christopher Dilbeck
                              Mutual Funds Administrator
                              1 Freedom Valley Drive
                              Oaks, PA 19456

Government II Fund            Grand Old Co.........................          4,608,054             9.21%
                              c/o First National Bank of Zanesville
                              Attn: Roberta Schenkel
                              P.O. Box 2307
                              Zanesville, OH 43702-2307

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Compass Bank Treasury Management.....         23,388,000            46.74%
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

                              Trust Company Bank...................          5,851,971            11.70%
                              Attn: Cash Management (Suite 1025)
                              35 Journal Square
                              Jersey City, NJ 07306-4011

                              CENCO................................         14,448,901            28.88%
                              c/o Compass Bank
                              Attn: Bobby Morris
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

Treasury Fund                 The Bankers Bank.....................         16,058,128            13.26%
                              Attn: Thomas W. Neal, Jr.
                              2410 Paces Ferry Rd.
                              600 Paces Summit
                              Atlanta, GA 30339-4098

                              First Victoria National Bank.........          9,970,144             8.23%
                              Attn: Grace Pantel
                              P.O. Box 1338
                              Vistoria, TX 77902-1338

                              Progress Bank........................         25,502,342            21.06%
                              Attn: Marge McAleer
                              4 Sentry Parkway
                              P.O. Box 3036
                              Blue Bell, PA 19422-0764

                              Corelink Financial Inc...............         12,032,835             9.94%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              Sunwest Bank.........................          8,296,904             6.85%
                              Attn: Allison Geller
                              535 E. First Street
                              Tustin, CA 92780-3352

                              Corelink Financial Inc...............         10,079,508             8.32%
                              Attn: Chris Deonier-RI
                              1855 Gateway Blvd. #500
                              Concord, CA 94520-3289

                              First Security Bank of Utah NA.......          9,535,116             7.87%
                              Cash Management (Cash Sweep Acct.)
                              Attn: Bill Wilcox
                              61 South Main Street
                              Salt Lake City, UT 84111-1909

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
Treasury II Fund              Guaranty Federal Bank, F.S.B.........         16,151,281            38.34%
                              Attn: Paula Gordon
                              8333 Douglas Ave.
                              Dallas, TX 75225-5845

                              Compass Bank Treasury Management.....         18,534,000            43.99%
                              Attn: Steven Cornelison
                              P.O. Box 10566
                              Birmingham, AL 35296-0001

SWEEP CLASS
Money Market Fund             Sun National Bank....................         14,370,624            43.32%
                              Cash Management Dept.
                              226 Landis Ave.
                              Vineland, NJ 08360-8145

                              United Community Banks...............          2,820,790             8.50%
                              Attn: Jannette Garritt
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              Tri County Bank......................          9,807,577            29.57%
                              Operations Center
                              P.O. Box 909
                              Chico, CA 95927-0909

                              Texas Capital Bank...................          2,301,455             6.94%
                              National Association
                              Attn: Deborah N. Terrell
                              4230 LBJ Freeway
                              Suite 100
                              Dallas, TX 75244-5817

                              California Federal Bank..............          1,793,746             5.41%
                              Business Banking Division
                              Attn: Virginia Figueroa
                              201 W. Lexington Dr. Ste 600
                              Glendale, CA 91203-2268

Prime Obligation Fund         Enterprise National Bank.............          1,467,819             5.89%
                              Attn: Cheryl Shackelford
                              6075 Poplar Ave. Ste 120
                              Memphis, TN 38119-4742

                              United Community Banks...............          2,276,275             9.14%
                              Attn: Jannette Garritt
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              Siuslaw Valley Bank..................          2,333,450             9.36%
                              P.O. Box 280
                              Florence, OR 97439-0280

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
                              Texas Capital Bank...................          5,756,268            23.09%
                              National Association
                              Attn: Deborah N. Terrell
                              4230 LBJ Freeway
                              Suite 100
                              Dallas, TX 75244-5817

                              First State Bank of Russelville......          4,968,421            19.93%
                              P.O. Box 10610
                              Russelville, AR 72812-0610

                              SEI Trust Co.........................          2,172,230             8.71%
                              FBO 601 Banks
                              Attn: Eileen Carlucci
                              1 Freedom Valley Drive
                              Oaks, PA 19456

Government Fund               Enterprise National Bank.............          2,114,265             7.71%
                              Attn: Cheryl Shackelford
                              6075 Poplar Ave. Ste 120
                              Memphis, TN 38119-4742

                              United Community Banks...............         17,902,791            65.32%
                              Attn: Jannette Garritt
                              P.O. Box 398
                              Blairsville, GA 30514-0398

                              Cameron State Bank...................          2,136,463             7.79%
                              P.O. Box 7980
                              Lake Charles, LA 70606-7980

Treasury Fund                 Citizens Bank........................         60,096,834            68.74%
                              Attn: Dept. 001065 ROD
                              328 South Siginaw
                              Flint, MI 48502-1923

                              Manufacturers Bank...................          7,011,992             8.02%
                              Attn: Shigeki Okamura
                              515 S. Figueroa St. 5th Floor
                              Los Angeles, CA 90071-3301

                              Texas Capital Bank...................         13,835,287            15.83%
                              National Association
                              Attn: Deborah N. Terrell
                              4230 LBJ Freeway
                              Suite 100
                              Dallas, TX 75244-5817

                                                                                               PERCENTAGE OF
FUND AND CLASS                NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES     PORTFOLIO'S SHARES
--------------                ------------------------------------     ----------------     ------------------
CNI CLASS
Government Fund               Southwest Securities.................      1,171,442,192            67.58%
                              Special Custodial Account for Exlusive
                              Benefit of our Customers
                              Attn: Barbara Dodd
                              P.O. Box 509002
                              Dallas, TX 75250-9002

                              City National Bank AS................        545,325,385            31.46%
                              Agent for Various Accts.
                              Attn: Trust OPS/Mutual Funds
                              P.O.Box 60520
                              Los Angeles, CA 90060-0520


                           CUSTODIANS AND WIRE AGENT

    The Bank of New York, 48 Wall Street, New York, New York 10286, (a "Custodian"), serves as custodian of the assets of the Money Market and Treasury Funds. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (a "Custodian," and together the "Custodians"), serves as custodian and wire agent of the assets of the Prime Obligation, Government, Government II, Treasury II, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds, and wire agent for the Money Market and Treasury Funds. The Custodians hold cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS


    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended January 31, 2000, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

         (a)         Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (1) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (b)         By-Laws originally filed on March 15, 1982, in the
                       Post-Effective Amendment to Form N-1A, are incorporated by reference to Exhibit (2) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (b)(1)      Amended By-Laws are incorporated by reference to Exhibit
                       (2)(a) of Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
         (d)(1)      Management Agreement dated May 23, 1986, as amended,
                       originally filed in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (d)(2)      Investment Advisory Agreement with Wellington Management
                       Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (d)(3)      Investment Advisory Agreement with Bear Stearns Asset
                       Management, originally filed May 18, 1993, in
                       Post-Effective Amendment No. 28 to Form N-1A, is incor-porated by reference to Exhibit (5)(e) of Post-Effective
                       Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (d)(4)      Investment Advisory Agreement with Wellington Management
                       Company relating to the Registrant's Corporate Daily
                       Income Portfolio and Treasury Securities Daily Income
                       Portfolio (formerly, Government Securities Daily Income
                       Portfolio) originally filed on May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (d)(5)      Investment Advisory Agreement with Wellington Management
                       Company relating to the Registrant's Short-Term Mortgage
                       Portfolio and Short Duration Mortgage Portfolio is incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (e)(1)      Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (e)(2)      Supplement to Distribution Agreement originally filed on
                       May 29, 1990, in Post-Effective Amendment No. 22 to
                       Form N-1A, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (e)(3)      Supplement to Distribution Agreement originally filed on
                       August 29, 1991, in Post-Effective Amendment No. 24 to
                       Form N-1A, is incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (f)         Not Applicable.
         (g)(1)      Custodian Agreement with United States National Bank of
                       Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (g)(2)      Custodian Agreement with First Interstate Bank of Oregon,
                       N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.

         (g)(3)      Custodian Agreement with Manufacturers National Bank of
                       Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (g)(4)      Custodian Agreement with Philadelphia National Bank
                       originally filed on August 30, 1985, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(d) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (h)(1)      Form of Class A Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(2)      Form of Class B Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(3)      Form of Class B Administrative Services Plan and Agreement,
                       is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(4)      Form of Class C Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(5)      Form of Class C Administrative Services Plan and Agreement,
                       is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(6)      Form of Class G Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(f) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(7)      Form of Sweep Class Shareholder Service Plan and Agreement
                       is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 37 to Form N-1A, filed May
                       30, 1997.
         (h)(8)      Consent to Assignment and Assumption of the Administration
                       Agreement between the Trust and SEI Financial Management
                       Corporation to SEI Fund Resources, is incorporated by reference to Exhibit (9)(h) of Post-Effective Amendment
                       No. 37 to Form N-1A, filed May 30, 1997.
         (i)         Opinion and Consent of Counsel is filed herewith.
         (j)         Consent of Independent Public Accountants is filed herewith.
         (k)         Not Applicable.
         (l)         Not Applicable.
         (m)(1)      Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-
                       Effective Amendment No. 33 to Form N-1A, filed March 31,
                       1995.
         (m)(2)      Class A Distribution Plan is incorporated by reference to
                       Exhibit (15)(b) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (m)(3)      Class B Distribution Plan is incorporated by reference to
                       Exhibit (15)(c) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (m)(4)      Class C Distribution Plan is incorporated by reference to
                       Exhibit (15)(d) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (m)(5)      Class G Distribution Plan is incorporated by reference to
                       Exhibit (15)(e) of Post-Effective Amendment No. 35 to
                       Form N-1A, filed March 21, 1996.
         (m)(6)      Class D Amended and Restated Distribution Plan is
                       incorporated by reference to Exhibit (15)(f) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.

         (m)(7)      Sweep Class Distribution Plan is incorporated by reference to Exhibit (15)(g) of Post-Effective Amendment No. 37 to
                       Form N-1A, filed May 30, 1997.
         (n)         Not Applicable.
         (o)(1)      Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (o)(2)      Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D and G shares, is incorporated by reference to Exhibit (18)(b) of Post-Effective Amendment
                       No. 36 to Form N-1A, filed April 1, 1996.
         (o)(3)      Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to Exhibit
                       (18)(c) of Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
         (p)(1)      The Code of Ethics for SEI Investments Company is
                       incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 41 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on March 31, 2000.
         (p)(2)      The Code of Ethics for SEI Daily Income Trust is
                       incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 41 to Registrant's
                       Registration Statement on Form N-1A, filed with the SEC on March 31, 2000.
         (p)(3)      The Code of Ethics for Wellington Management Company, LLP is
                       incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 26 to Arbor Fund's
                       Registration Statement on Form N-1A (File No. 33-50718) filed with the SEC on March 16, 2000.
         (p)(4)      The Code of Ethics for SEI Investments Company dated April
                       2000 is filed herewith.
         (q)         Powers of Attorney for Robert A. Nesher, William M. Doran,
                       Mark E. Nagle, F. Wendell Gooch, Rosemarie B. Greco,
                       George J. Sullivan, Jr., James M. Storey and Edward D.
                       Loughlin are filed herewith.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  INDEMNIFICATION:


    Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:


    Wellington Management Company, LLP ("Wellington Management") serves as an investment adviser for each of the Funds. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.



     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Kenneth Lee Abrams                            --                             --
  General Partner

Nicholas Charles Adams             Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Rand Charles Alexander                        --                             --
  General Partner

Deborah Louise Allison             Wellington Trust Company,  Vice President
  General Partner                    NA

James Halsey Averill                          --                             --
  General Partner

Karl E. Bandtel                    Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Holdings, Ltd.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Mark James Beckwith                           --                             --
  General Partner

Marie-Claude Petit Bernal                     --                             --
  General Partner

William Nicholas Booth                        --                             --
  General Partner

Paul Braverman                     Wellington International   Director
  General Partner                    Management Company Pte
                                     Ltd.
                                   Wellington Management      General Partner & CEO
                                     International
                                   Wellington Sales           President & Treasurer
                                     Corporation
                                   Wellington Trust Company,  Vice President & Treasurer/
                                     NA                         Cashier
                                   Wellington Hedge           Senior Vice President &
                                     Management, Inc.           Treasurer
                                   Wellington Global          Senior Vice President &
                                     Holdings, Ltd.             Treasurer
                                   Wellington Global          Senior Vice President &
                                     Administrator, Ltd.        Treasurer
                                   Wellington Management      Senior Vice President &
                                     Global Holdings, Ltd.      Treasurer

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Robert A. Bruno                               --                             --
  General Partner

Maryann Evelyn Carroll                        --                             --
  General Partner

Pamela Dippel                                 --                             --
  General Partner

Robert Lloyd Evans                            --                             --
  General Partner

Lisa de la Fuente Finkel           Wellington Sales           Senior Vice President & Director
  General Partner                    Corporation
                                   Wellington Hedge           Senior Vice President
                                     Management, Inc.

Charles Townsend Freeman                      --                             --
  General Partner

Laurie Allen Gabriel               Wellington Hedge           Director
  General Partner                    Management, Inc.
                                   Wellington Trust Company,  Vice President
                                     NA

John Herrick Gooch                 Wellington Management      General Partner
  General Partner                    International
                                   Wellington Trust Company,  Director & Vice President
                                     NA
                                   Wellington Hedge           President
                                     Management, Inc.
                                   Wellington Global          Director & President
                                     Holdings, Ltd.
                                   Wellington Global          Director & President
                                     Administrator, Ltd.
                                   Wellington Management      Director & President
                                     Global Holdings, Ltd.

Nicholas Peter Greville            Wellington Management      General Partner
  General Partner                    International
                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.
                                   Wellington Global          Senior Vice President
                                     Holdings, Ltd.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Paul J. Hammel                                --                             --
  General Partner

Lucius Tuttle Hill, III                       --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Paul David Kaplan                  Wellington Global          Director
  General Partner                    Holdings, Ltd.
                                   Wellington Global          Director
                                     Administrator, Ltd.
                                   Wellington Management      Director
                                     Global Holdings, Ltd.

John Charles Keogh                 Wellington Trust Company,  Director & Vice President
  General Partner                    NA

George Cabot Lodge, Jr.            Wellington Global          Senior Vice President
  General Partner                    Holdings, Ltd.
                                   Wellington Hedge           Senior Vice President
                                     Management, Inc.

Nancy Therese Lukish               Wellington Trust Company,  Director & Vice President
  General Partner                    NA
                                   Wellington Hedge           Senior Vice President
                                     Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Mark Thomas Lynch                  Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.

Christine Smith Manfredi           Wellington Trust Company,  Director & Vice President
  General Partner                    NA
                                   Wellington Hedge           Senior Vice President
                                     Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Holdings, Ltd.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Patrick John McCloskey                        --                             --
  General Partner

Earl Edward McEvoy                            --                             --
  General Partner

Duncan Mathieu McFarland           Wellington Management      General Partner
  General Partner                    International
                                   Wellington Trust Company,  Director & Chairman
                                     NA
                                   Wellington Hedge           Director & Chairman
                                     Management, Inc.
                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.
                                   Wellington Global          Chairman & Director
                                     Holdings, Ltd.
                                   Wellington Global          Chairman & Director
                                     Administrator, Ltd.
                                   Wellington Management      Chairman & Director
                                     Global Holdings Ltd.

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Paul Mulford Mecray, III                      --                             --
  General Partner

Matthew Edward Megargel                       --                             --
  General Partner

James Nelson Mordy                            --                             --
  General Partner

Diane Carol Nordin                 Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Stephen T. O'Brien                            --                             --
  General Partner

Edward Paul Owens                  Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Saul Joseph Pannell                Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Thomas Louis Pappas                           --                             --
  General Partner

Jonathan Martin Payson             Wellington Trust Company,  Director & President
  General Partner                    NA
                                   Wellington Sales           Senior Vice President
                                     Corporation
                                   Wellington Global          Director
                                     Holdings, Ltd.
                                   Wellington Global          Director
                                     Administrator, Ltd.
                                   Wellington Management      Director
                                     Global Holdings, Ltd.

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Stephen Michael Pazuk              Wellington Management      Partner
  General Partner                    International
                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.
                                   Wellington Sales           Senior Vice President
                                     Corporation
                                   Wellington Trust Company,  Vice President
                                     NA
                                   Wellington Hedge           Senior Vice President
                                     Management, Inc.
                                   Wellington Global          Director
                                     Holdings, Ltd.
                                   Wellington Global          Director
                                     Administrator, Ltd.
                                   Wellington Management      Director
                                     Global Holdings, Ltd.
                                   Wellington Luxembourg SCA  Supervisory Board

Philip H. Perelmuter                          --                             --
  General Partner

Robert Douglas Rands               Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Eugene Edward Record, Jr.          Wellington Trust Company,  Vice President
  General Partner                    NA

James Albert Rullo                            --                             --
  General Partner

John Robert Ryan                   Wellington Hedge           Director
  General Partner                    Management, Inc.

Joseph Harold Schwartz                        --                             --
  General Partner

Theodore E. Shasta                 Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.

Binkley Calhoun Shorts                        --                             --
  General Partner

Trond Skramstad                               --                             --
  General Partner

Catherine Anne Smith               Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Stephen Albert Soderberg                      --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Eric Stromquist                    Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.

Brendan James Swords               Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.

Harriett Tee Taggart                          --                             --
  General Partner

Perry Marques Traquina                        --                             --
  General Partner

Gene Roger Tremblay                           --                             --
  General Partner

Michael Aaron Tyler                           --                             --
  General Partner

Mary Ann Tynan                     Wellington Management      General Partner & Compliance
  General Partner                    International              Officer
                                   Wellington Sales           Senior Vice President, Clerk &
                                     Corporation                Director
                                   Wellington Trust Company,  Vice President, Secretary &
                                     NA                         Trust Officer
                                   Wellington Hedge           Senior Vice President & Clerk
                                     Management, Inc.
                                   Wellington Luxembourg SCA  Supervisory Board

Clare Villari                      Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Holdings, Ltd.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

Ernst Hans von Metzsch             Wellington Hedge           Senior Vice President
  General Partner                    Management, Inc.
                                   Wellington Global          Senior Vice President
                                     Holdings, Ltd.
                                   Wellington Global          Senior Vice President
                                     Administrator, Ltd.

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
James Leland Walters               Wellington Trust Company,  Director, Senior Trust Officer &
  General Partner                    NA                         Trust Counsel
                                   Wellington International   Director
                                     Management Company Pte
                                     Ltd.
                                   Wellington Sales           Senior Vice President, Assistant
                                     Corporation                Clerk & Director
                                   Wellington Global          Director & Deputy Chairman
                                     Holdings, Ltd.
                                   Wellington Global          Director & Deputy Chairman
                                     Administrator, Ltd.
                                   Wellington Management      Director, Senior Vice President
                                     Global Holdings, Inc.      & Deputy Chairman
                                   Wellington Luxembourg SCA  Supervisory Board

Kim Williams                                  --                             --
  General Partner

Francis Vincent Wisneski, Jr.                 --                             --
  General Partner


Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

    Registrant's distributor, SEI Investments Distributions Co., acts as distributor for:

SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996

TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
The Parkstone Advantage Fund                              May 1, 1999
Armada Advantage Fund                                     May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999
Huntington VA Fund                                        October 15, 1999
Friends Ivory Funds                                       December 16, 1999

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Richard B. Lieb            Director, Executive Vice President                    --

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Gilbert L. Beebower        Executive Vice President                              --

Richard B. Lieb            Executive Vice President                              --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Leo J. Dolan, Jr.          Senior Vice President                                 --

Carl A. Guarino            Senior Vice President                                 --

Larry Hutchison            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Hartland J. McKeown        Senior Vice President                                 --

Kevin P. Robins            Senior Vice President & General Counsel     Vice President and
                                                                         Assistant Secretary

Patrick K. Walsh           Senior Vice President                                 --

Timothy D. Barto           Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Robert Aller               Vice President                                        --

Gordon W. Carpenter        Vice President                                        --

Todd Cipperman             Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

S. Courtney E. Collier     Vice President & Assistant Secretary                  --

Robert Crudup              Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

Jeff Drennen               Vice President                                        --

James R. Foggo             Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Vic Galef                  Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Hellig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

Samuel King                Vice President                                        --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Christine M. McCullough    Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Carolyn McLaurin           Vice President & Managing Director                    --

Mark Nagle                 Vice President                              Controller & Chief
                                                                         Financial Officer

Joanne Nelson              Vice President                                        --

Cynthia M. Parrish         Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President & Assistant Secretary                  --

Lynda J. Striegel          Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

Lori L. White              Vice President & Assistant Secretary                  --

Wayne M. Withrow           Vice President & Managing Director                    --

Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

             First Union National Bank
             Broad and Chestnut Streets
             P.O. Box 7618
             Philadelphia, PA19101

        (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

Item 29.  MANAGEMENT SERVICES:

    None

Item 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

    Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE


    A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to Registration Statement No. 2-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of May, 2000.



                                SEI DAILY INCOME TRUST

                                By:            /s/ Edward D. Loughlin
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.



                 *
------------------------------------  Trustee                        May 26, 2000
          William M. Doran

                 *
------------------------------------  Trustee                        May 26, 2000
          F. Wendell Gooch

                 *
------------------------------------  Trustee                        May 26, 2000
      George J. Sullivan, Jr.

                 *
------------------------------------  Trustee                        May 26, 2000
          James M. Storey

                 *
------------------------------------  Trustee                        May 26, 2000
          Robert A. Nesher

                 *
------------------------------------  Trustee                        May 26, 2000
         Rosemarie B. Greco

       /s/ Edward D. Loughlin         President & Chief
------------------------------------    Executive Officer            May 26, 2000
         Edward D. Loughlin

         /s/ Mark E. Nagle            Controller & Chief
------------------------------------    Financial Officer            May 26, 2000
           Mark E. Nagle

*By:      /s/ Edward D. Loughlin
      ------------------------------
            Edward D. Loughlin
             ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

               EXHIBIT
           ---------------
           EX.99.B(a)        Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (1) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(b)        By-Laws originally filed on March 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (2) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(b)(1)     Amended By-Laws are incorporated by reference to
                               Exhibit (2)(a) of Post-Effective Amendment No. 37 to
                               Form N-1A, filed May 30, 1997.

           EX.99.B(d)(1)     Management Agreement dated May 23, 1986, as amended,
                               originally filed in the Post-Effective Amendment to
                               Form N-1A, is incorporated by reference to Exhibit (5)(a)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(2)     Investment Advisory Agreement with Wellington Management
                               Company, originally filed on December 15, 1986, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (5)(b) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(d)(3)     Investment Advisory Agreement with Bear Stearns Asset
                               Management, originally filed May 18, 1993, in
                               Post-Effective Amendment No. 28 to Form N-1A, is
                               incorporated by reference to Exhibit (5)(e) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(4)     Investment Advisory Agreement with Wellington Management
                               Company relating to the Registrant's Corporate Daily
                               Income Portfolio and Government Securities Daily Income
                               Portfolio originally filed on May 18, 1993, in
                               Post-Effective Amendment No. 28 to Form N-1A, is
                               incorporated by reference to Exhibit (5)(f) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(5)     Investment Advisory Agreement with Wellington Management
                               Company relating to the Registrant's Short-Term Mortgage
                               Portfolio and Short Duration Mortgage Portfolio is
                               incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(e)(1)     Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(e)(2)     Supplement to Distribution Agreement originally filed on
                               May 29, 1990, in Post-Effective Amendment No. 22 to
                               Form N-1A, is incorporated by reference to Exhibit (6)(b)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

               EXHIBIT
           ---------------
           EX.99.B(e)(3)     Supplement to Distribution Agreement originally filed on
                               August 29, 1991, in Post-Effective Amendment No. 24 to
                               Form N-1A, is incorporated by reference to Exhibit (6)(c)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(f)        Not Applicable.

           EX.99.B(g)(1)     Custodian Agreement with United States National Bank of
                               Oregon originally filed on July 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(a) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(2)     Custodian Agreement with First Interstate Bank of Oregon,
                               N.A. originally filed on July 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(b) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(3)     Custodian Agreement with Manufacturers National Bank of
                               Detroit originally filed on September 22, 1983, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(c) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(4)     Custodian Agreement with Philadelphia National Bank
                               originally filed on August 30, 1985, in the Post-Effective
                               Amendment to Form N-1A, is incorporated by reference to
                               Exhibit (8)(d) of Post-Effective Amendment No. 33 to
                               Form N-1A, filed March 31, 1995.

           EX.99.B(h)(1)     Form of Class A Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(a) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(2)     Form of Class B Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(b) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(3)     Form of Class B Administrative Services Plan and Agreement
                               is incorporated by reference to Exhibit (9)(c) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(4)     Form of Class C Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(d) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(5)     Form of Class C Administrative Services Plan and Agreement
                               is incorporated by reference to Exhibit (9)(e) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(6)     Form of Class G Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(f) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(7)     Form of Sweep Class Shareholder Service Plan and Agreement
                               is incorporated by reference to Exhibit (9)(g) of
                               Post-Effective Amendment No. 37 to Form N-1A, filed
                               May 30, 1997.

               EXHIBIT
           ---------------
           EX.99.B(h)(8)     Consent to Assignment and Assumption of the Administration
                               Agreement between the Trust and SEI Financial Management
                               Corporation to SEI Fund Resources, is incorporated by
                               reference to Exhibit (9)(h) of Post-Effective Amendment
                               No. 37 to Form N-1A, filed May 30, 1997.

           EX.99.B(i)        Opinion and Consent of Counsel is filed herewith.

           EX.99.B(j)        Consent of Independent Public Accountants is filed herewith.

           EX.99.B(k)        Not Applicable.

           EX.99.B(l)        Not Applicable.

           EX.99.B(m)(1)     Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is
                               incorporated by reference to Exhibit (6)(d) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(m)(2)     Class A Distribution Plan is incorporated by reference to
                               Exhibit (15)(b) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(3)     Class B Distribution Plan is incorporated by reference to
                               Exhibit (15)(c) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(4)     Class C Distribution Plan is incorporated by reference to
                               Exhibit (15)(d) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(5)     Class G Distribution Plan is incorporated by reference to
                               Exhibit (15)(e) of Post-Effective Amendment No. 35 to
                               Form N-1A, filed March 21, 1996.

           EX.99.B(m)(6)     Class D Amended and Restated Distribution Plan is
                               incorporated by reference to Exhibit (15)(f) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(m)(7)     Sweep Class Distribution Plan is incorporated by reference to Exhibit (15)(g) of Post-Effective Amendment No. 37 to
                               Form N-1A, filed May 30, 1997.

           EX.99.B(o)(1)     Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(o)(2)     Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D and G shares, is incorporated by
                               reference to Exhibit (18)(b) of Post-Effective Amendment
                               No. 36 to Form N-1A, filed April 1, 1996.

           EX.99.B(o)(3)     Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to
                               Exhibit (18)(c) of Post-Effective Amendment No. 37 to Form
                               N-1A, filed May 30, 1997.

           EX.99.B(p)(1)     The Code of Ethics for SEI Investments Company is
                               incorporated by reference to Exhibit (p)(1) of
                               Post-effective Amendment No. 41 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC on
                               March 31, 2000.

               EXHIBIT
           ---------------
           EX.99.B(p)(2)     The Code of Ethics for SEI Daily Income Trust is
                               incorporated by reference to Exhibit (p)(2) of
                               Post-Effective Amendment No. 41 to Registrant's
                               Registration Statement on Form N-1A, filed with the SEC on
                               March 31, 2000.

           EX.99.B(p)(3)     The Code of Ethics for Wellington Management Company, LLP is
                               incorporated by reference to Exhibit (p)(4) of
                               Post-Effective Amendment No. 26 to Arbor Fund's
                               Registration Statement on Form N-1A (File No. 33-50718)
                               filed with the SEC on March 16, 2000.

           EX.99.B(p)(4)     The Code of Ethics for SEI Investments Company dated April
                               2000 is filed herewith.

           EX.99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               Mark E. Nagle, F. Wendell Gooch, Rosemarie B. Greco,
                               George J. Sullivan, Jr., James M. Storey and Edward D.
                               Loughlin are filed herewith.